UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments • September 30, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	Commercial Paper (30.0%)
	Asset-Backed - Diversified (2.2%)
$5,000	Ranger Funding Co LLC	3.98%	12/10/08	$4,961,597

	Banking (8.5%)
9,000	Bank of America Corp	2.85 - 2.90	10/22/08 - 12/11/08	8,976,791
10,000	Citigroup Funding Inc.	2.94 - 2.96	10/29/08 - 11/20/08	9,962,783
				18,939,574
	Finance - Auto (0.9%)
2,000	Toyota Motor Credit Corp.	2.79	10/22/08	1,996,792

	Financial Conglomerates (2.4%)
5,500	General Electric Capital Corp.	2.50 - 2.75	12/05/08 - 12/30/08	5,477,337

	Insurance (3.1%)
7,000	ING America Insurance Holding Inc.	2.77 - 2.78	10/14/08 - 12/05/08	6,985,068

	International Banks (12.9%)
2,000	Allied Irish Banks NA	2.87	11/14/08	1,993,033
1,500	BNP Paribas Finance Inc.	2.90	12/23/08	1,490,064
1,000	Natexis Banques POP US	2.94	11/03/08	997,342
4,000	Rabobank USA Financial Corp.	0.25	10/01/08	4,000,000
2,465	Royal Bank of Scotland GP (a)	2.88 - 3.07	10/28/08 - 11/14/08	3,988,521
500	Royal Bank of Scotland PLC	3.11	03/16/09	492,945
1,000	Societe General N.A., Inc.	2.88	12/29/08	992,942
8,000	Swedbank AB	2.98 - 3.02	10/31/08 - 12/10/08	7,972,324
1,000	Swedbank Mortgage AB	3.07	10/29/08	997,627
6,000	UBS Finance (Delaware) LLC	1.00 - 2.87	10/01/08 - 12/05/08	5,990,583
				28,915,380

	Total Commercial Paper (Cost $67,275,748)			67,275,748

	Certificate of Deposit (38.5%)
	Domestic Banks (11.1%)
6,000	Branch Banking and Trust	2.76 - 3.19	11/25/08 - 2/05/08	6,000,000
9,000	Chase Bank USA	2.64 - 2.67	10/23/08 - 10/29/08	9,000,000
3,000	Suntrust Bank	2.90	11/17/08	3,000,000
5,000	Wachovia Bank NA	2.80	10/16/08	5,000,000
2,000	Wells Fargo Bank NA	2.70	11/25/08	2,000,000
				25,000,000
	International Banks (27.4%)
2,100	Allied Irish Banks plc - NY	2.91	12/30/08	2,100,052
2,000	Banco Bilbao Vizcaya - NY	2.90	12/12/08	2,000,638
4,000	Banco Santander S.A. - NY	3.01	12/18/08	3,999,993
2,600	Bank of Scotland - HBOS	2.95 - 3.04	10/22/08 - 11/12/08	2,000,011
5,000	Barclays Bank plc	2.95 - 3.06	10/21/08 - 11/24/08	5,000,000
10,000	Calyon - NY	2.72 - 3.17	10/10/08 - 01/30/09	10,000,000
2,500	Credit Industriel	3.00	12/12/08	2,500,000
5,000	Fortis Bank - NY	3.02	11/24/08	5,000,000
3,000	Intesa Bank Ireland Plc	2.82	11/25/08	3,000,000
7,000	Intesa Sanpaolo SpA	2.92 - 2.92	10/08/08 - 12/09/08	7,000,000
7,000	NATIXIS	2.92 - 2.98	11/12/08 - 11/18/08	7,000,000
3,500	Royal Bank of Scotland Plc	2.88 - 3.15	11/03/08 - 2/23/09	3,500,058
1,500	Skandinaviska Enskilda	2.75	10/31/08	1,500,000
7,000	Societe General	2.85	10/10/08 - 10/30/08	7,000,000
				61,600,752

	Total Certificate of Deposit (Cost $86,600,752)			86,600,752

	Repurchase Agreements (20.9%)
	Barclays Capital Inc. (dated 09/30/08; proceeds $ $39,002,438) (Cost $39,000,000) (d)			39,000,000
	BNP Paribas Securities Inc. (dated 09/30/08; proceeds $8,000,056) (Cost $8,000,000) (e)			8,000,000
	Total Repurchase Agreements (Cost $ 47,000,000)			47,000,000

	Floating Rate Notes (7.9%)
	Finance-Auto (2.2%)
5,000	Toyota Motor Credit Corp.	2.50(b)	7/10/09(c)	5,000,000

	Financial Conglomerate (1.0%)
2,265	General Electric Capital Corp.	2.85(b)	6/15/09(c)	2,266,020

	International Banks (4.7%)
1,000	Bank of Nova Scotia - NY	3.20(b)	05/06/09(c)	1,000,000
3,500	Barclays Bank plc	3.26-3.64(b)	05/20/09 - 07/20/09(c)	3,500,000
2,000	Deutsche Bank AG	3.41(b)	01/21/09(c)	2,000,000
2,000	KBC Bank NV - NY	3.41(b)	12/16/08(c)	2,000,000
2,000	Royal Bank of Scotland Plc	2.89(b)	1/09/09(c)	2,000,036
				10,500,036

	Total Floating Rate Notes (Cost $17,766,056)			17,766,056

	U.S. Government Agencies - Debenture Bonds (2.2%)
5,000	Federal National Mortgage Assoc.
	(Cost $4,991,334)	2.42	10/27/08	4,991,334

	Total Investments (Cost $223,633,890) (f)		99.5%	223,633,890

	Other Assets in Excess of Liabilities		0.5	969,332

	Net Assets		100.0%	$224,603,222

(a)                               Resale is restricted to qualified institutional investors

(b)                               Rate shown is the rate in effect at September 30, 2008.

(c)                                Date of next interest rate reset.

(d)                               Collateralized by Federal National Mortgage Assoc. 3.85% due 04/17/13 valued at $39,780,012.

(e)                                Collateralized by U.S.Treasury Bills 2.50% due 07/15/16 valued at $8,160,098.

(f)                                   Cost is the same for federal income tax purposes.

MS Variable Money Market

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$223,633,890	—	$223,633,890	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (30.7%)
	Aerospace & Defense (0.5%)
$400	Bae Systems Holdings Inc. - 144A (a)	4.75%		08/15/10	$406,030

	Air Freight/Couriers (0.4%)
330	FedEx Corp.	5.50		08/15/09	328,751

	Biotechnology (0.3%)
280	Amgen Inc.	4.00		11/18/09	277,433

	Cable/Satellite TV (0.8%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	494,917
70	Comcast Corp.	5.85		01/15/10	70,431
190	Cox Communications, Inc. - 144A (a)	4.625		01/15/10	187,265
					752,613
	Chemicals: Major Diversified (0.2%)
170	ICI Wilmington Inc.	4.375		12/01/08	169,700

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A (a)	6.95		05/15/09	90,510

	Diversified Manufacturing (0.2%)
180	Tyco Electronics Group SA	5.95		01/15/14	177,257

	Drugstore Chains (0.4%)
390	CVS Corp.	4.00		09/15/09	382,540

	Electric Utilities (2.7%)
248	Columbus Southern Power Co.	4.40		12/01/10	245,426
245	Consumers Energy Co. (Series H)	4.80		02/17/09	244,966
355	Detroit Edison Co. (The)	6.125		10/01/10	364,258
220	Entergy Gulf States, Inc.	3.21	(b)	12/01/09	218,054
21	Entergy Gulf States, Inc. - 144A (a)	3.565	(b)	12/08/08	20,956
405	Ohio Power Co.	2.971	(b)	04/05/10	397,437
365	Pacific Gas & Electric Co.	3.60		03/01/09	362,098
235	Public Service Co. of Colorado (Series A)	6.875		07/15/09	239,759
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	333,099
					2,426,053
	Finance/Rental/Leasing (0.5%)
365	American Honda Finance Corp. - 144A (a)	3.85		11/06/08	364,369
90	CIT Group Inc.	5.00		11/24/08	87,189
					451,558
	Financial Conglomerates (3.2%)
95	Bank One Corp. (Series A)	6.00		02/17/09	94,368
150	Chase Manhattan Corp.	6.00		02/15/09	149,015
55	Chase Manhattan Corp.	7.00		11/15/09	55,025
315	Citicorp (Series F)	6.375		11/15/08	315,358
325	Citigroup Inc.	4.625		08/03/10	296,878
50	Citigroup Inc.	5.30		10/17/12	44,550
170	Citigroup Inc.	3.625		02/09/09	166,443
700	General Electric Capital Corp.	5.45		01/15/13	654,583
120	General Electric Capital Corp. (Series A)	4.25		12/01/10	116,064
410	JPMorgan Chase & Co.	6.75		02/01/11	411,591
205	Pricoa Global Funding I - 144A (a)	3.90		12/15/08	204,147
325	Principal Life Income Funding Trust	5.15		06/17/11	327,406
					2,835,428
	Food Retail (0.3%)
230	Safeway, Inc.	7.50		09/15/09	224,780

	Food: Major Diversified (0.7%)
200	Kraft Foods Inc.	4.00		10/01/08	200,000
385	Kraft Foods Inc.	4.125		11/12/09	382,253
					582,253
	Gas Distributors (0.7%)
180	NiSource Finance Corp.	3.381	(b)	11/23/09	175,452
450	Sempra Energy	4.75		05/15/09	450,090
					625,542
	Home Improvement Chains (0.4%)
410	Home Depot Inc.	2.944	(b)	12/16/09	385,850

	Industrial Conglomerates (0.3%)
275	Honeywell International, Inc.	6.125		11/01/11	290,409

	Integrated Oil (0.6%)
470	ConocoPhillips	8.75		05/25/10	504,995

	Investment Banks/Brokers (1.0%)
240	Goldman Sachs Group Inc. (The)	5.45		11/01/12	203,623
455	Goldman Sachs Group Inc. (The)	6.875		01/15/11	435,166
275	Lehman Brothers Holdings, Inc. (Series I)	2.851	(b)	12/23/08	35,750
260	Merrill Lynch & Co., Inc.	5.45		02/05/13	234,433
					908,972
	Investment Managers (0.3%)
305	Mellon Funding Corp.	6.40		05/14/11	302,518

	Life/Health Insurance (2.0%)
545	John Hancock Financial Services, Inc.	5.625		12/01/08	545,934
765	Met Life Global - 144A (a) (c)	4.625		08/19/10	768,807
450	Monumental Global Funding II - 144A (a)	4.375		07/30/09	444,290
					1,759,031
	Major Banks (5.6%)
700	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	706,915
575	Bank of America Corp.	3.375		02/17/09	563,689
130	Bank of America Corp.	4.875		09/15/12	120,233
200	Credit Suisse USA Inc. (Switzeland)	6.125		11/15/11	196,923
800	HBOS Treasury Services PLC - 144A (United Kingdom) (a)	5.625		07/20/09	798,672
980	HSBC Finance Corp.	6.75		05/15/11	985,651
380	Popular North America, Inc. (Series F)	5.65		04/15/09	375,483
715	Unicredit Luxembourg Finance S.A. - 144A (Luxembourg) (a)	2.846	(b)	10/24/08	714,447
200	Wachovia Corp.	5.35		03/15/11	168,685
300	Wells Fargo Bank NA	6.45		02/01/11	304,747
					4,935,445
	Major Telecommunications (2.7%)
590	AT&T Inc.	2.894	(b)	02/05/10	588,016
395	Bellsouth Corp.	6.00		10/15/11	396,063
175	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	182,994
300	Deutsche Telekom International Finance BV (Netherlands)	8.50		06/15/10	311,547
295	France Telecom SA	7.75		03/01/11	309,771
505	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	491,163
150	Verizon Global Funding Corp.	7.25		12/01/10	156,167
					2,435,721
	Managed Health Care (0.4%)
210	UnitedHealth Group Inc.	2.891	(b)	03/02/09	208,017
175	UnitedHealth Group Inc.	4.125		08/15/09	173,438
					381,455
	Media Conglomerates (1.0%)
480	Time Warner, Inc.	3.034	(b)	11/13/09	460,969
160	Viacom Inc.	3.126	(b)	06/16/09	158,293
300	Viacom Inc.	5.75		04/30/11	291,618
					910,880
	Medical Specialties (0.4%)
375	Hospira, Inc.	4.242	(b)	03/30/10	364,328

	Motor Vehicles (0.4%)
335	DaimlerChrysler North American Holdings Co	3.218	(b)	03/13/09	333,587

	Multi-Line Insurance (0.5%)
690	American General Finance Corp. (Series H)	4.625		09/01/10	417,797

	Oil & Gas Pipelines (0.6%)
500	Enbridge Energy Parners, LP	4.00		01/15/09	496,501

	Oil Refining/Marketing (0.6%)
180	Enterprise Products Operating L.P. (Series B)	7.50		02/01/11	185,492
375	Valero Energy Corp.	3.50		04/01/09	372,258
					557,750
	Other Metals/Minerals (0.5%)
445	Brascan Corp. (Canada)	8.125		12/15/08	447,074

	Packaged Software (0.2%)
185	Oracle Corp.	5.00		01/15/11	189,499

	Property - Casualty Insurers (1.1%)
595	Mantis Reef Ltd. - 144A (Cayman Islands) (a)	4.692		11/14/08	594,685
375	Xlliac Global Funding - 144A (a)	4.80		08/10/10	360,597
					955,282

	Railroads (0.6%)
535	Burlington Santa Fe Corp.	6.125		03/15/09	534,978

	Savings Banks (0.5%)
575	Sovereign Bancorp, Inc.	3.44	(b)	03/23/10	408,251

	Total Corporate Bonds (Cost $28,799,069)				27,250,771

	Asset-Backed Securities (16.3%)
257	Ameriquest Morgage Securities Inc. 2004-R7 M5	4.357	(b)	08/25/34	167,155
1,475	Bank of America Credit Card Trust 2007-A13 A13	2.708	(b)	04/16/12	1,453,439
812	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	803,839
700	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02		09/15/11	691,664
1,400	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,400,118
240	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	240,885
160	CNH Equipment Trust 2006-B A3	5.20		06/15/10	160,630
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	548,138
120	Credit-Based Asset Servicing and Sec. 2006-CB6 A21	3.247	(b)	07/25/36	118,106
975	Daimler Chrysler Auto Trust 2007-A A3A	5.00		02/08/12	961,255
778	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	779,488
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,161,958
100	GE Equipment Small Ticket LLC 2005-2A A3 - 144A (a)	4.88		10/22/09	100,231
641	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	642,181
350	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	331,479
472	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	469,255
607	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	604,591
521	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (a)	4.93		02/25/10	512,618
76	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	76,205
975	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	975,002
124	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	124,295
379	Nationstar Home Equity Loan Trust 2007-C 2AV1	3.267	(b)	06/25/37	360,644
850	Nissan Auto Receivables Owner Trust 2007-B A3	5.03		05/16/11	848,493
43	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	42,699
900	USAA Auto Owner Trust 2007-2 A3	4.90		02/15/12	893,857

	Total Asset-Backed Securities (Cost $14,674,232)				14,468,225

	U.S. Government Agencies & Obligations (12.0%)
5,400	Federal National Mortgage Association	4.375		03/15/13	5,511,850
2,650	Federal Home Loan Mortgage Corp.	5.125		11/17/17	2,735,815
1,400	U.S. Treasury Bond	8.125		08/15/19	1,879,391
895	U.S. Treasury Strip	0.00		05/15/21	507,504

	Total U.S. Government Agencies & Obligations (Cost $10,825,928)				10,634,560

	Collateralized Mortgage Obligations (9.8%)
	U.S. Government Agencies (1.1%)
	Federal Home Loan Mortgage Corp.
514	2182 ZC	7.50		09/15/29	537,485
62	2644 AU	3.50		05/15/22	61,523
	Federal National Mortgage Association
76	2005-27 NA	5.50		01/25/24	75,783
314	2005-52 PA	6.50		06/25/35	324,790

	Total U.S. Government Agencies				999,581

	Private Issues (8.7%)
	American Home Mortgage Assets (d)
370	2006-3 1A3	3.527	(b)	10/25/46	66,637
317	2007-5 A3	3.507	(b)	06/25/47	46,770
314	Bear Stearns Alt -A Trust 2003-3 3A	3.557	(b)	10/25/33	267,096
741	Bear Stearns Mortgage Funding Trust 2006-AR3 1A1 (d)	3.387	(b)	10/25/36	422,251
	Countrywide Alternative Loan Trust
250	2005-J1 5A1	3.607	(b)	02/25/35	206,205
261	2005-J2 1A12	3.607	(b)	04/25/35	206,250
2,630	2005-81 X1 (IO)	0.956	(b)	02/25/37	67,328
3,047	2006-0A1 2X (IO)	1.04	(b)	03/20/46	93,313
510	2006-0A14 2A1 (d)	2.662	(b)	11/25/46	295,468
577	2006-0A16 A3 (d)	3.457	(b)	10/25/46	220,106
2,607	Countrywide Home Loans 2004-25 1X (IO)	1.562	(b)	02/25/35	72,046
690	First Horizon Alternative Mortgage Sec. 2006-FA8 1A7	6.00		02/25/37	630,092
	Greenpoint Mortgage Funding Trust
422	2006-AR2 4A1 (d)	4.855	(b)	03/25/36	267,742
1,412	2005-AR3 X1 (IO)	1.207	(b)	08/25/45	31,008
2,225	2005-AR4 X4 (IO)	1.991	(b)	10/25/45	60,113
	Harborview Mortgage Loan Trust
2,302	2005-2 X (IO)	1.464	(b)	05/19/35	23,021
2,466	2005-3 X2 (IO)	0.321	(b)	06/19/35	27,356

644	2005-9 2A1C (d)	3.638	(b)	06/20/35	225,280
204	2005-9 B1 (d)	3.788	(b)	06/20/35	51,121
410	2005-12 2A11 (d)	6.662	(b)	10/19/35	242,679
1,228	2005-16 4A1A (d)	5.079	(b)	01/19/36	699,510
1,606	2005-16 X1 (IO)	1.046	(b)	01/19/36	37,135
3,624	2005-16 X3 (IO)	0.60	(b)	01/19/36	55,497
5	2006-1 PO1 (PO)	—		03/19/37	650
3,165	2006-1 X1 (IO)	0.414	(b)	03/19/37	73,681
(e)	2006-5 PO2 (PO)	—		07/19/47	4
5,110	2006-5 X2 (IO)	2.032	(b)	07/19/47	103,796
938	2006-10 1A1B (d)	3.27	(b)	11/19/36	339,336
691	2006-14 2A1B (d)	3.23	(b)	03/19/38	240,997
	Indymac Index Mortgage Loan Trust
146	2004-AR3 B1 (d)	3.707	(b)	07/25/34	36,620
1,994	2005-AR12 AX2 (IO)	1.057	(b)	07/25/35	26,793
1,116	Residential Accredit Loans, Inc. 2007-QH1 A2 (d)	3.37	(b)	02/25/37	314,012
	Structured Asset Mortgage Investment Inc.
351	2006-AR1 2A2	3.517	(b)	02/25/36	145,469
595	2006-AR2 A2 (d)	3.517	(b)	02/25/36	220,020
720	2007-AR1 2A2	3.417	(b)	01/25/37	248,172
812	2007-AR2 1A2 (d)	3.397	(b)	02/25/37	275,947
	Washington Mutual Mortgage Pass-Through Certificates
1,792	2004-AR10 X (IO)	0.61	(b)	07/25/44	19,040
2,499	2004-AR12 X (IO)	0.634	(b)	10/25/44	24,987
995	2004-AR8 X (IO)	0.61	(b)	06/25/44	14,306
390	2005-AR13 A1B3 (d)	3.567	(b)	10/25/45	157,786
421	2005-AR15 A1B3 (d)	3.547	(b)	11/25/45	161,139
604	2006-AR4 1A1B (d)	3.795	(b)	05/25/46	253,542
948	2006-AR9 1A (d)	3.855	(b)	08/25/46	502,436
748	2007-0A1 A1B (d)	3.407	(b)	02/25/47	204,481

	Total Private Issues				7,677,238

	Total Collateralized Mortgage Obligations (Cost $17,798,557)				8,676,819

	U.S. Government Agencies - Mortgage-Backed Securities (8.5%)
48	Federal Home Loan Mortgage Corp.	7.50		08/01/32	51,435
289	Federal Home Loan Mortgage Corp. (PC) Gold	7.50		02/01/27 - 04/01/32	313,256
	Federal Home Loan Mortgage Corp. (ARM)
149		4.082		07/01/34	150,983
511		4.359		10/01/33	511,072
475		4.686		07/01/35	476,010
212		4.785		08/01/34	214,682
	Federal National Mortgage Association
617		6.50		05/01/32 - 11/01/33	637,936
855		7.00		11/01/24 - 11/01/34	898,731
600		7.00		(f)	627,000
987		7.50		03/01/24 - 01/01/32	1,065,929
	Federal National Mortgage Association (ARM)
273		4.073		05/01/35	274,143
59		4.265		06/01/34	59,569
545		4.455		05/01/35	550,422
125		4.571		07/01/34	125,998
558		4.766		07/01/35	559,994
454		5.122		04/01/35	456,618
321		5.324		05/01/35	333,889
161		5.666		04/01/35	162,367
102		5.90		09/01/34	103,134

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $7,540,098)				7,573,168

	Short-Term Investment (23.0%)
	U.S. Government Obligations (g) (h) (0.3%)
50	U.S. Treasury Bills	0.50		01/15/09	49,926
250	U.S. Treasury Bills	1.545-1.60		10/09/08	249,912

	Total U.S. Government Obligations (Cost $299,814)				299,838

NUMBER OF
SHARES (000)
	Investment Company (i) (22.7%)
20,146	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (j)
	(Cost $20,145,605)				20,145,605

	Total Short-Term Investment
	(Cost $20,445,419)				20,445,443

Total Investments
(Cost $100,083,303) (k) (l)	100.3%	89,048,986
Liabilities in Excess of Other Assets	(0.3)	(327,154)
Net Assets	100.0%	$88,721,832

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
PO	Principal Only Security. No rate exists for a principal only security.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at September 30, 2008.
(c)	For the nine months ended September 30, 2008 there were no transactions in Met Life Global, an affiliate of the Portfolio.
(d)

Securities with total market value equal to $5,243,880 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(e)	Amount is less than one thousand.
(f)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(g)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $347,700.
(h)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(j)	May include cash designated as collateral in connection with open swap contracts.
(k)

Securities have been designated as collateral in amount equal to $43,449,139 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

18	Long	U.S.Treasury Notes 10 Year,
		December 2008	2,063,250	$(21,630)
46	Short	Swap Futures 5 Year
		December 2008	(4,991,000)	68,872
35	Short	U.S.Treasury Notes 5 Year,
		December 2008	(3,928,203)	(16,021)
160	Short	U.S.Treasury Notes 2 Year,
		December 2008	(34,150,000)	(210,152)

	Net Unrealized Depreciation			$(178,931)

Interest Rate Swap Contracts Open at September 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
		AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America, N.A.		$963	Fixed Rate 5.560%	Floating Rate 0.000% #	February 19, 2018	$22,611

Bank of America, N.A.		3,472	Fixed Rate 5.557	Floating Rate 0.000 #	July 24, 2023	46,907

Bank of America, N.A.		890	Fixed Rate 4.982	Floating Rate 0.000 #	April 15, 2018	1,584

Bank of America, N.A.		9,300	Fixed Rate 4.211	Floating Rate 2.810 #	June 3, 2013	75,702

Bank of America, N.A.		800	Fixed Rate 5.070	Floating Rate 0.000 #	April 14, 2018	3,984

Bank of America, N.A.		1,256	Floating Rate 0.000 #	Fixed Rate 5.995	February 19, 2023	(33,221)

Bank of America, N.A.		1,025	Floating Rate 0.000 #	Fixed Rate 5.470	April 14, 2023	(11,521)

Bank of America, N.A.		2,719	Floating Rate 0.000 #	Fixed Rate 5.380	July 14, 2023	(41,900)

Bank of America, N.A.		965	Floating Rate 0.000 #	Fixed Rate 5.380	April 15, 2023	(8,376)

Citigroup Inc.		2,600	Fixed Rate 2.899	Floating Rate 2.809 #	February 18, 2010	(9,906)

Deutsche Bank AG	EUR	1,855	Fixed Rate 4.957	Floating Rate 0.000 ##	July 24, 2018	24,573

Deutsche Bank AG		4,645	Fixed Rate 5.268	Floating Rate 5.130 ##	July 3, 2023	68,988

Deutsche Bank AG		3,710	Floating Rate 5.130 ##	Fixed Rate 4.934	July 1, 2018	(45,021)

Deutsche Bank AG		2,322	Floating Rate 0.000 ##	Fixed Rate 5.187	July 24, 2023	(27,033)

Deutsche Bank		$2,700	Fixed Rate 4.426	Floating Rate 2.802 #	November 8, 2009	35,991

Deutsche Bank		2,700	Fixed Rate 4.550	Floating Rate 2.799 #	October 23, 2009	36,721

Goldman Sachs Co.		2,700	Fixed Rate 4.642	Floating Rate 2.818 #	September 11, 2009	39,231

Goldman Sachs Co.		2,770	Fixed Rate 5.630	Floating Rate 0.000 #	February 28, 2018	71,909

Goldman Sachs Co.		3,590	Floating Rate 0.000 #	Fixed Rate 6.035	February 28, 2023	(98,941)

JPMorgan Chase Co.		2,800	Fixed Rate 5.078	Floating Rate 2.800 #	August 1, 2009	42,560

JPMorgan Chase Co.		2,800	Fixed Rate 5.357	Floating Rate 2.788 #	July 13, 2009	43,904

JPMorgan Chase Co.		2,600	Fixed Rate 4.139	Floating Rate 2.818 #	December 12, 2009	31,746

JPMorgan Chase Co.		2,700	Fixed Rate 4.782	Floating Rate 2.785 #	October 18, 2009	42,525

JPMorgan Chase Co.		2,800	Fixed Rate 5.391	Floating Rate 2.815 #	June 6, 2009	43,568

JPMorgan Chase Co.		2,800	Fixed Rate 5.486	Floating Rate 2.818 #	June 14, 2009	47,320

JPMorgan Chase Co.		2,800	Fixed Rate 5.364	Floating Rate 2.800 #	June 28, 2009	42,364

JPMorgan Chase Co.		2,700	Fixed Rate 4.793	Floating Rate 3.203 #	September 20, 2009	42,984

JPMorgan Chase Co.		2,700	Fixed Rate 4.384	Floating Rate 2.793 #	October 29, 2009	32,697

JPMorgan Chase Co.		2,600	Fixed Rate 3.989	Floating Rate 2.818 #	December 14, 2009	27,482

JPMorgan Chase Co.		2,600	Fixed Rate 2.785	Floating Rate 2.791 #	February 4, 2010	(15,340)

JPMorgan Chase Co.		2,700	Fixed Rate 4.184	Floating Rate 2.814 #	June 9, 2013	19,170

JPMorgan Chase Co.		7,000	Fixed Rate 3.291	Floating Rate 2.810 #	May 29, 2010	4,060

	Net Unrealized Appreciation					$557,322

EUR    Euro

#   Floating Rate represents USD-3 Months LIBOR

## Floating Rate represents EUR-3 Months EURIBOR.

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$1,400	0.35%	June 20, 2012	$(51,469)
Bank of America, N.A.
DJ CDX, N.A.	Sell	1,000	0.60	December 20, 2012	(9,469)
Citigroup, Inc.
JP Morgan Chase Bank	Sell	503	0.00	May 15, 2021	—

	Net Unrealized Depreciation				$(60,938)

MS Variable Limited Duration

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$89,048,986	$20,772,605	$63,032,501	$5,243,880
Other Financial Instruments*	317,331	(178,931)	496,262	—
Total	$89,366,317	$20,593,674	$63,528,763	$5,243,880

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	—
Net purchases (sales)	—
Transfers in and/or out	5,720,132
Change in unrealized appreciation/depreciation	(476,252)
Realized gains (losses)	—
Ending Balance	$5,243,880

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008	$(476,252)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (90.5%)
	Accident & Health Insurance (0.3%)
$945	Travelers Co., Inc.	5.80%	05/15/18	$867,669

	Advertising/Marketing Services (0.2%)
730	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	609,550

	Air Freight/Couriers (1.5%)
3,969	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,087,814

	Airlines (0.5%)
265	America West Airlines, Inc. (Class A)	6.85	07/02/09	256,622
1,374	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,126,673
				1,383,295
	Aluminum (0.2%)
465	Alcoa Inc.	6.75	07/15/18	447,112

	Auto Parts: O.E.M. (0.1%)
435	ArvinMeritor, Inc.	8.75	03/01/12	367,575

	Banks - Commercial (0.2%)
490	Northern Trust Co.	6.50	08/15/18	500,497

	Beverages: Alcoholic (0.7%)
470	Anheuser-Busch Companies, Inc.	5.50	01/15/18	404,348
1,680	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	1,577,659
				1,982,007
	Biotechnology (1.1%)
1,495	Amgen Inc.	5.85	06/01/17	1,437,465
1,565	Biogen Idec Inc.	6.875	03/01/18	1,545,727
				2,983,192
	Broadcasting (0.4%)
1,180	Grupo Televisa S.A. - 144A (Mexico) (a)	6.00	05/15/18	1,119,550

	Cable/Satellite TV (2.3%)
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,005,656
830	Comcast Corp.	5.70	05/15/18	725,750
1,880	Comcast Corp.	6.50	01/15/15	1,808,654
275	DIRECTV Holdings/Finance	6.375	06/15/15	243,375
1,230	DIRECTV Holdings/Finance - 144A (a)	7.625	05/15/16	1,119,300
895	EchoStar DBS Corp.	6.375	10/01/11	825,638
425	Echostar DBS Corp.	6.625	10/01/14	342,125
				6,070,498
	Chemicals: Agricultural (0.2%)
480	Monsanto Co.	5.125	04/15/18	457,360

	Chemicals: Major Diversified (0.3%)
745	Du Pont (E.I. ) De Nemours & Co., Inc.	6.00	07/15/18	728,538

	Computer Processing Hardware (0.6%)
1,135	Dell Inc. - 144A (a)	5.65	04/15/18	1,044,113
635	Hewlett-Packard Co.	5.50	03/01/18	596,943
				1,641,056
	Construction Materials (0.2%)
480	CRH America Inc.	8.125	07/15/18	471,702

	Data Processing Services (0.4%)
1,035	FISERV, Inc.	6.80	11/20/17	1,000,490

	Department Stores (0.8%)
2,485	General Electrics Cap Corp.	5.625	05/01/18	2,104,214

	Discount Stores (0.1%)
330	Target Corp.	6.50	10/15/37	304,079

	Diversified Manufacturing (0.4%)
1,150	Tyco Electronics Group SA	5.95	01/15/14	1,132,474

	Drugstore Chains (0.9%)
150	CVS Caremark Corp.	5.75		06/01/17	140,407
1,934	CVS Lease Pass Through - 144A (a)	6.036		12/10/28	1,740,828
630	Walgreen Co.	4.875		08/01/13	630,476
					2,511,711
	Electric Utilities (9.7%)
1,610	AES Corp. - 144A (a)	8.00		06/01/20	1,416,800
3,030	Arizona Public Service Co.	5.80		06/30/14	2,806,122
650	Carolina Power & Light Co.	5.15		04/01/15	626,386
670	CenterPoint Energy Resources, Corp.	6.25		02/01/37	531,610
375	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	385,279
65	CMS Energy Corp.	6.30		02/01/12	63,101
1,070	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	1,080,304
120	Detroit Edison Co.	5.20		10/15/12	118,154
2,170	Duquesne Light Co. (Series O)	6.70		04/15/12	2,210,688
1,430	E.ON International Finance BV (Netherlands)	5.80		04/30/18	1,369,194
910	Enel Finance International - 144A (a)	5.70		01/15/13	920,201
1,780	Exelon Corp.	6.75		05/01/11	1,794,418
365	Florida Power Corp.	5.80		09/15/17	357,273
1,735	Israel Electric Corp., Ltd. - 144A (Israel) (a)	7.25		01/15/19	1,740,955
895	Nevada Power Co.	8.25		06/01/11	959,895
1,905	Ohio Edison Co.	6.40		07/15/16	1,815,122
1,805	Ohio Power Company (Series K)	6.00		06/01/16	1,724,851
1,120	Pacific Gas & Electric Co.	5.625		11/30/17	1,060,438
1,025	PPL Energy Supply LLC	6.50		05/01/18	936,174
430	Public Service Co. of Colorado	6.50		08/01/38	409,721
1,015	Public Service Electric & Gas Co. (Series G)	5.125		09/01/12	1,012,249
1,325	Texas Eastern Transmission	7.00		07/15/32	1,291,163
900	Union Electric Co.	6.40		06/15/17	859,505
430	Virginia Electric Power Co.	5.95		09/15/17	409,923
					25,899,526
	Electrical Products (0.5%)
1,475	Cooper Industries, Inc.	5.25		11/15/12	1,493,678

	Electronic Components (0.5%)
1,400	Philips Electronics	5.75		03/11/18	1,346,731

	Electronic Equipment/Instruments (0.3%)
855	Xerox Corp.	6.35		05/15/18	782,918

	Electronic Production Equipment (0.6%)
1,725	KLA-Tencor Corp.	6.90		05/01/18	1,606,632

	Finance/Rental/Leasing (2.1%)
895	Capital One Financial Corp.	6.75		09/15/17	789,132
2,990	Capmark Financial Group	5.875		05/10/12	1,491,520
610	Capmark Financial Group	6.30		05/10/17	239,988
1,930	CIT Group, Inc.	5.65		02/13/17	943,066
3,000	SLM Corp.	2.96	(d)	07/26/10	2,276,481
					5,740,187
	Financial Conglomerates (5.0%)
2,150	American Express Credit Corp.	7.30		08/20/13	2,075,814
1,165	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	1,026,012
1,845	Citigroup Inc.	5.25		02/27/12	1,672,360
1,735	Citigroup Inc.	5.875		05/29/37	1,206,292
480	Citigroup Inc.	6.125		05/15/18	398,124
1,645	Citigroup Inc. (Series E)	8.40		04/29/49	1,121,742
1,670	JPMorgan Chase & Co.	4.75		05/01/13	1,555,729
1,840	JPMorgan Chase & Co.	6.00		01/15/18	1,680,737
2,040	JPMorgan Chase & Co.	6.75		02/01/11	2,047,915
635	Prudential Financial, Inc.	6.625		12/01/37	534,681
					13,319,406
	Food Retail (0.7%)
890	Delhaize America, Inc.	9.00		04/15/31	936,586
610	Kroger Co. (The)	5.00		04/15/13	582,940
390	Kroger Co. (The)	6.40		08/15/17	374,568
					1,894,094
	Food: Major Diversified (1.6%)
925	ConAgra Foods, Inc.	7.00		10/01/28	895,573
815	ConAgra Foods, Inc.	8.25		09/15/30	894,749
785	General Mills Inc.	5.25		08/15/13	779,778
1,495	Kraft Foods Inc.	6.00		02/11/13	1,487,248
290	Kraft Foods Inc.	6.125		08/23/18	271,276
					4,328,624
	Food: Meat/Fish/Dairy (0.1%)
290	Pilgrim’s Pride Corp.	7.625		05/01/15	181,250

	Foods & Beverages (0.4%)
975	Dr Pepper Snapple Group - 144A (a)	6.82		05/01/18	942,747

	Gas Distributors (2.5%)
650	DCP Midstream LLC	6.75		09/15/37	541,749
1,000	Equitable Resources Inc.	6.50		04/01/18	955,740
970	NiSource Finance Corp.	3.381	(d)	11/23/09	945,493
965	NiSource Finance Corp.	6.80		01/15/19	878,113
1,700	NiSource Finance Corp.	7.875		11/15/10	1,749,310
1,730	Questar Market Resources	6.80		04/01/18	1,747,380
					6,817,785
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375		05/15/33	213,150

	Home Improvement Chains (1.1%)
1,795	Home Depot Inc.	2.944	(d)	12/16/09	1,689,271
1,590	Home Depot Inc.	5.40		03/01/16	1,353,982
					3,043,253
	Hospital/Nursing Management (0.2%)
480	Tenet Healthcare Corp.	7.375		02/01/13	439,200

	Hotels/Resorts/Cruiselines (0.4%)
1,130	Starwood Hotels & Resorts	6.75		05/15/18	1,011,930

	Industrial Conglomerates (3.6%)
9,930	General Electric Co.	5.25		12/06/17	8,704,300
785	Honeywell International Inc.	5.30		03/01/18	740,220
300	Ingersoll-Rand Global Holding Co., Ltd.	6.875		08/15/18	296,173
					9,740,693
	Industrial Specialties (0.2%)
640	Cox Communications Inc.	6.25		06/01/18	595,805

	Insurance Brokers/Services (1.1%)
3,105	Farmers Insurance Exchange - 144A (a)	8.625		05/01/24	2,969,917

	Integrated Oil (1.4%)
385	Hess Corp.	7.125		03/15/33	338,839
995	Marathon Oil Corp.	5.90		03/15/18	885,139
1,450	Marathon Oil Corp.	6.00		10/01/17	1,304,720
1,590	Petro-Canada (Canada)	5.95		05/15/35	1,260,003
					3,788,701
	Investment Banks/Brokers (5.4%)
1,310	Bear Stearns Companies Inc. (The)	5.55		01/22/17	1,126,743
1,215	Bear Stearns Companies Inc. (The)	6.40		10/02/17	1,136,573
1,060	Bear Stearns Companies Inc. (The)	7.25		02/01/18	1,021,810
4,165	Goldman Sachs Group Inc. (The)	6.15		04/01/18	3,469,137
4,740	Goldman Sachs Group Inc. (The)	6.75		10/01/37	3,172,003
1,260	Lehman Brothers Holdings, Inc.	5.75		01/03/17	6,300
1,305	Lehman Brothers Holdings, Inc.	6.50		07/19/17	6,525
3,530	Lehman Brothers Holdings, Inc.	6.875		07/17/37	17,650
1,195	Merrill Lynch & Co., Inc.	5.45		02/05/13	1,077,490
3,740	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	3,314,511
					14,348,742
	Life/Health Insurance (0.3%)
900	MetLife Inc. (c)	6.817		08/15/18	853,074

	Major Banks (5.9%)
2,075	Bank of America Corp.	5.65		05/01/18	1,750,831
1,865	Bank of America Corp.	5.75		12/01/17	1,584,181
970	Bank of New York Co., Inc.(Series MTN)	4.50		04/01/13	909,055
545	Barclays Bank PLC - 144A (United Kingdom) (a)	6.05		12/04/17	507,754
3,330	Credit Suisse New York (Switzeland)	6.00		02/15/18	2,906,078
615	Credit Suisse USA Inc. (Switzeland)	5.125		08/15/15	548,693
1,675	HBOS Treasury Services PLC - 144A (United Kingdom) (a)	6.75		05/21/18	1,406,794
1,660	HSBC Finance Corp.	6.75		05/15/11	1,669,572
1,800	Huntington National Bank (Series T)	4.375		01/15/10	1,699,630
760	PNC Bank NA	6.00		12/07/17	690,074
1,580	Popular North America, Inc. (Series F)	5.65		04/15/09	1,561,219
1,370	Wachovia Bank NA	5.85		02/01/37	610,697
					15,844,578
	Major Telecommunications (6.9%)
4,220	AT&T Corp.	8.00		11/15/31	4,285,115
315	Deutsche Telekom International Finance Corp. NV (Netherlands)	6.75		08/20/18	292,468
650	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	630,084
2,335	France Telecom SA (France)	8.50		03/01/31	2,539,838
590	Rogers Communications	6.80		08/15/18	559,137
2,040	SBC Communications, Inc.	6.15		09/15/34	1,706,256
1,155	Sprint Capital Corp.	8.75		03/15/32	902,794
2,000	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	1,942,580

450	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	404,627
2,145	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,161,559
2,575	Verizon Communications	5.50		02/15/18	2,280,214
790	Verizon Communications	6.90		04/15/38	702,318
					18,406,990
	Managed Health Care (0.7%)
215	Aetna Inc.	6.50		09/15/18	212,015
1,760	Unitedhealth Group Inc.	6.00		02/15/18	1,594,873
					1,806,888
	Media Conglomerates (3.4%)
1,050	News America Inc.	6.65		11/15/37	883,195
345	Thomson Reuters Corp.	6.50		07/15/18	330,530
1,640	Time Warner Cable Inc.	6.75		07/01/18	1,534,304
2,215	Time Warner, Inc.	5.875		11/15/16	1,949,732
2,320	Viacom, Inc.	6.875		04/30/36	1,864,886
2,725	Vivendi - 144A (France) (a)	6.625		04/04/18	2,627,538
					9,190,185
	Medical Specialties (2.3%)
1,860	Baxter International	5.375		06/01/18	1,781,422
1,471	Covidien International Finance	6.00		10/15/17	1,455,838
3,135	Hospira, Inc.	4.242	(d)	03/30/10	3,045,781
					6,283,041
	Motor Vehicles (0.8%)
1,015	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	1,022,384
1,135	Harley-Davidson Funding - 144A (a)	6.80		06/15/18	1,064,586
					2,086,970
	Multi-Line Insurance (1.4%)
2,625	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	2,128,329
2,865	American General Finance Corp. (Series H)	4.625		09/01/10	1,734,766
					3,863,095
	Oil & Gas Pipelines (3.4%)
1,019	Colorado Interstate Gas Co.	6.80		11/15/15	970,447
1,265	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	1,193,493
400	GAZ Capital SA - 144A (Luxembourg) (a)	6.51		03/07/22	289,000
955	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	928,486
2,465	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	2,132,225
1,895	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	1,637,983
1,085	Trans-Canada Pipelines	6.20		10/15/37	934,585
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	934,854
					9,021,073
	Oil & Gas Production (1.6%)
860	Chesapeake Energy Corp.	7.625		07/15/13	825,600
595	Devon Financing Corp.	7.875		09/30/31	605,812
1,220	Encana Corp.	6.50		02/01/38	987,114
445	Newfield Exploration Co.	7.125		05/15/18	389,375
480	Plains Exploration & Production Co.	7.625		06/01/18	427,200
810	XTO Energy Inc.	5.50		06/15/18	717,286
235	XTO Energy Inc.	6.50		12/15/18	218,372
					4,170,759
	Oilfield Services/Equipment (0.4%)
70	Weatherford International Inc.	6.00		03/15/18	62,956
1,035	Weatherford International Inc.	6.35		06/15/17	959,477
					1,022,433
	Other Metals/Minerals (1.3%)
2,435	Brascan Corp. (Canada)	7.125		06/15/12	2,438,847
1,050	Rio Tinto Finance (USA) Ltd. (Australia)	6.50		07/15/18	994,643
					3,433,490
	Packaged Software (0.6%)
1,675	Oracle Corp.	5.75		04/15/18	1,558,023

	Paper & Forest Products (0.5%)
1,470	Nine Dragons Paper Holdings Ltd. - 144A (a)	7.875		04/29/13	1,352,312

	Pharmaceuticals: Major (1.7%)
1,200	Astrazeneca PLC	5.90		09/15/17	1,183,586
2,205	Glaxosmithkline Cap Inc.	5.65		05/15/18	2,097,277
990	Wyeth	5.45		04/01/17	958,320
305	Wyeth	5.50		02/15/16	298,120
					4,537,303
	Property - Casualty Insurers (2.8%)
1,145	ACE INA Holdings Inc.	5.60		05/15/15	1,084,928
1,680	Berkshire Hathaway Finance - 144A (a)	5.40		05/15/18	1,630,440
290	Chubb Corp.	5.75		05/15/18	269,228
2,500	Mantis Reef Ltd. - 144A (Cayman Islands) (a)	4.692		11/14/08	2,498,675
2,045	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	1,944,402
					7,427,673

		Railroads (0.7%)
	1,835	Union Pacific Corp.	5.45		01/31/13	1,801,328

		Restaurants (0.7%)
	1,750	Tricon Global Restaurants, Inc.	8.875		04/15/11	1,886,647

		Savings Banks (2.4%)
	1,140	Household Finance Corp.	6.375		10/15/11	1,128,794
	1,915	Household Finance Corp.	8.00		07/15/10	1,954,970
	4,655	Sovereign Bancorp, Inc.	3.44	(d)	03/23/10	3,305,059
						6,388,823
		Services to the Health Industry (0.7%)
	1,830	Medco Health Solutions	7.125		03/15/18	1,857,509

		Specialty Telecommunications (0.3%)
	875	Citizens Communications	7.125		03/15/19	700,000

		Steel (0.7%)
	1,400	Arcelormittal - 144A (Luxembourg) (a)	6.125		06/01/18	1,242,728
	710	Evraz Group SA - 144A (Luxembourg) (a)	9.50		04/24/18	514,750
						1,757,478
		Telecommunication Equipment (0.1%)
	290	Corning Inc.	7.25		08/15/36	257,787

		Telecommunications (0.2%)
	540	Qwest Corp.	6.50		06/01/17	434,700

		Tobacco (1.0%)
	1,900	Philip Morris International Inc.	5.65		05/16/18	1,759,404
	795	Reynolds American Inc.	6.50		07/15/10	826,596
						2,586,000
		Trucks/Construction/Farm Machinery (0.4%)
	515	Caterpillar Financial Services	4.90		08/15/13	488,156
	745	John Deere Capital Corp.	5.75		09/10/18	694,152
						1,182,308
		Wireless Telecommunications (0.4%)
	660	VIP Finance (Vimpelcom) - 144A (Ireland) (a)	9.125		04/30/18	513,076
	500	Vodafone Group PLC	5.625		02/27/17	445,170
						958,246
		Total Corporate Bonds (Cost $277,073,237)				241,944,065

		Asset-Backed Securities (0.8%)
	1,250	Capital One Multi-Asset Execution 2007-A7 A7	5.75		07/15/20	1,014,794
	1,375	Discover Master Card Trust 2007-A1 A1	5.65		03/16/20	1,090,009

		Total Asset-Backed Securities (Cost $2,622,110)				2,104,803

		Foreign Government Obligation (0.7%)
MXN	18,385	Mexican Fixed Rate Bonds (Series M20) (Cost $1,871,793)	9.50		12/18/14	1,772,552

		Collateralized Mortgage Obligations (e) (0.1%)
$1,043		American Home Mortgage Assets 2007-5 A3	3.507		06/25/47	153,674
		Countrywide Alternative Loan Trust
	992	2005-51 B1	4.188		11/20/35	22,961
	647	2005-81 M1	3.907		02/25/37	20,511
	500	2006-0A16 M4	3.727		10/25/46	7,480
	550	Harborview Mortgage Loan Trust 2006-8 B4	3.738		08/21/36	8,308
	901	Lehman XS Trust 2007-4N M4	4.207		03/25/47	15,635
	975	Master Adjustable Rate Mortgages Trust 2007-3 1M1	4.057		05/25/47	10,795

		Total Collateralized Mortgage Obligations (Cost $4,409,603)				239,364

NUMBER OF SHARES
	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing (0.0%)
8,500	Fannie Mae 2008-1 $4.375
	(Cost $425,000)	20,740

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government Agency (0.0%)
$3	Federal Home Loan Mortgage Corp. Gold (Cost $3,079)	6.50	12/01/28	3,071

	Short-Term Investments (5.6%)
	U.S. Government Obligations (f) (1.3%)
3,335	U.S. Treasury Bills (b) (Cost $3,333,842)	1.545 - 1.60	10/09/08	3,333,842

NUMBER OF
SHARES (000)
	Investment Company (g) (4.3%)
11,597	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (h) (Cost $11,597,169)		11,597,169

	Total Short-Term Investments (Cost $14,931,011)		14,931,011

	Total Investments (Cost $301,335,833) (i) (j)	97.7%	261,015,606
	Other Assets in Excess of Liabilities	2.3	6,222,665
	Net Assets	100.0%	$267,238,271

MTN	Medium Term Note.
MXN	Mexican New Peso.
(a)	Resale is restricted to qualified institutional investors.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,489,350.
(c)

For the nine month ended September 30, 2008 the cost of purchases and the proceeds from sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $903,505 and $0, respectively, including net realized gain of $0.

(d)	Floating rate security, rate shown is the rate in effect at September 30, 2008.
(e)

Securities with total market value equal to $239,364  have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(h)	May include cash designated as collateral in connection with open swap contracts.
(i)

Securities have been designated as collateral in amount equal to $122,185,331 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

149	Long	U.S.Treasury Notes 2 Year, December 2008	31,802,188	$178,757
20	Long	U.S.Treasury Notes 5 Year, December 2008	2,244,688	(2,271)
11	Long	U.S.Treasury Bonds 20 Year, December 2008	1,288,891	(10,165)
109	Short	Swap Futures 5 Year December 2008	(11,826,500)	100,946
295	Short	Swap Futures 10 Year December 2008	(32,993,906)	275,431
438	Short	U.S.Treasury Notes 10 Year, December 2008	(50,205,750)	318,961
	Net Unrealized Appreciation			$861,657

Interest Rate Swap Contracts Open at September 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
		AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America, N.A.		$5,600	Fixed Rate 4.428%	Floating Rate 3.476% #	June 24, 2013	$95,760

Bank of America, N.A.		55,000	Fixed Rate 4.556	Floating Rate 2.816 #	June 17, 2013	1,277,100

Bank of America, N.A.		4,970	Fixed Rate 4.982	Floating Rate 0.000 #	April 15, 2018	8,847

Bank of America, N.A.		6,590	Fixed Rate 5.070	Floating Rate 0.000 #	April 14, 2018	32,818

Bank of America, N.A.		6,968	Fixed Rate 5.550	Floating Rate 0.000 #	February 22, 2018	160,752

Bank of America, N.A.		30,821	Fixed Rate 5.557	Floating Rate 0.000 #	July 24, 2023	416,392

Bank of America, N.A.		22,760	Fixed Rate 5.637	Floating Rate 0.000 #	March 7, 2018	594,264

Bank of America, N.A.		29,260	Floating Rate 0.000 #	Fixed Rate 6.040	March 7, 2023	(808,454)

Bank of America, N.A.		8,440	Floating Rate 0.000 #	Fixed Rate 5.470	April 14, 2023	(94,866)

Bank of America, N.A.		8,712	Floating Rate 0.000 #	Fixed Rate 5.957	February 22, 2023	(220,849)

Bank of America, N.A.		24,024	Floating Rate 0.000 #	Fixed Rate 5.380	July 24, 2018	(370,210)

Bank of America, N.A.		5,935	Floating Rate 0.000 #	Fixed Rate 5.380	April 15, 2023	(51,516)

Bank of America, N.A.		21,000	Floating Rate 2.791 #	Fixed Rate 4.663	August 4, 2018	(330,120)

Bank of America, N.A.		25,430	Floating Rate 2.816 #	Fixed Rate 3.902	September 10, 2013	167,075

Citigroup Inc.		16,500	Fixed Rate 5.274	Floating Rate 2.800 #	October 25, 2037	1,530,045

Citigroup Inc.		8,000	Fixed Rate 5.448	Floating Rate 2.802 #	August 9, 2017	607,360

Deutsche Bank AG		75,550	Fixed Rate 5.388	Floating Rate 2.810 #	May 25, 2017	5,420,713

Deutsche Bank AG		11,600	Fixed Rate 5.428	Floating Rate 2.810 #	May 29, 2017	868,492

Deutsche Bank AG	EUR	14,435	Fixed Rate 5.240	Floating Rate 0.000 ##	July 10, 2023	198,135

Deutsche Bank AG		15,885	Fixed Rate 5.238	Floating Rate 0.000 ##	July 9, 2023	217,365

Deutsche Bank AG		16,163	Fixed Rate 4.957	Floating Rate 0.000 ##	July 24, 2018	214,117

Deutsche Bank AG		10,230	Fixed Rate 5.268	Floating Rate 5.130 ##	July 3, 2023	151,938

Deutsche Bank AG		12,665	Floating Rate 0.000 ##	Fixed Rate 4.861	July 9, 2018	(107,691)

Deutsche Bank AG		8,165	Floating Rate 5.130 ##	Fixed Rate 4.934	July 1, 2018	(99,083)

Deutsche Bank AG		20,275	Floating Rate 0.000 ##	Fixed Rate 5.187	July 24, 2023	(236,051)

Deutsche Bank AG		11,495	Floating Rate 0.000 ##	Fixed Rate 4.860	July 10, 2018	(97,257)

JPMorgan Chase Co.		$7,800	Fixed Rate 5.448	Floating Rate 2.810 #	May 29, 2017	594,984

JPMorgan Chase Co.		21,200	Fixed Rate 5.454	Floating Rate 2.813 #	June 4, 2017	1,627,100

JPMorgan Chase Co.		11,400	Floating Rate 2.813 #	Fixed Rate 4.582	December 4, 2017	(139,650)

JPMorgan Chase Co.		25,500	Floating Rate 3.211 #	Fixed Rate 3.966	March 25, 2018	928,455

JPMorgan Chase Co.		38,500	Floating Rate 3.211 #	Fixed Rate 3.966	March 25, 2018	1,401,785

Merrill Lynch & Co Inc.		6,630	Fixed Rate 5.000	Floating Rate 0.000 #	April 15, 2018	16,045

Merrill Lynch & Co Inc.		8,340	Floating Rate 0.000 #	Fixed Rate 5.395	April 15, 2023	(75,977)

	Net Unrealized Appreciation					$13,897,817

EUR   Euro

#   Floating Rate represents USD-3 Months LIBOR

## Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Dow Jones Index	Sell	$9,160	1.55%	June 20, 2013	$(155,690)

Goldman Sachs International
Dow Jones Index	Sell	3,360	0.60	December 20, 2012	(175,705)

Goldman Sachs International
Dow Jones Index	Sell	3,520	0.80	December 20, 2017	(188,300)

Goldman Sachs International
Dow Jones Index	Sell	5,770	0.60	December 20, 2012	(287,861)

UBS Securities
American Standard Inc.	Buy	750	0.60	March 20, 2018	(880)

Goldman Sachs & Co
American Standard Inc.	Buy	605	0.50	March 20, 2013	(803)

Goldman Sachs & Co
American Standard Inc.	Buy	230	0.60	March 20, 2018	(270)

UBS Securities
American Standard Inc.	Buy	1,160	0.50	March 20, 2013	(1,539)

Credit Suisse
Arrow Electronics, Inc.	Buy	2,140	1.00	March 20, 2015	(39,935)

Goldman Sachs International
Avalonbay Communities Inc.	Buy	1,635	3.05	March 20, 2013	(54,439)

Bank of America N.A.
Carnival Corp.	Buy	1,985	1.57	March 20, 2018	(35,688)

Merrill Lynch, Inc.
Carnival Corp.	Buy	1,085	1.60	March 20, 2018	(18,323)

Bank of America Securities LLC
Centurytel, Inc	Buy	905	0.88	September 20, 2017	46,785

Goldman Sachs International
Coca-Cola Enterprises Inc.	Buy	3,395	0.59	March 20, 2013	(16,235)

Merrill Lynch, Inc.
Disney (Walt) Co.	Buy	3,325	0.77	March 20, 2013	(48,176)

Citigroup Global Markets
Eaton Corp.	Buy	440	0.82	March 20, 2018	11,347

Goldman Sachs International
Eaton Corp.	Buy	1,085	0.97	March 20, 2018	16,056

Goldman Sachs International
Goodrich Corp.	Buy	1,000	0.47	March 20, 2018	8,570

Bank of America N.A.
Goodrich Corp.	Buy	1,410	0.70	March 20, 2013	(13,254)

Bank of America N.A.
Goodrich Corp.	Buy	965	0.82	March 20, 2018	(17,451)

UBS Securities
Martin Marietta Materials, Inc.	Buy	1,570	1.78	March 20, 2013	7,301

UBS Securities
Martin Marietta Materials, Inc.	Buy	1,065	1.73	March 20, 2018	20,545

J.P. Morgan Securities
Nordstrom, Inc.	Buy	1,070	1.15	March 20, 2018	31,681

J.P. Morgan Securities
Nordstrom, Inc.	Buy	470	1.07	March 20, 2018	16,594

Deutsche Bank
Pactiv Corp.	Buy	750	1.34	March 20, 2013	(10,472)

Credit Suisse
Pactiv Corp.	Buy	2,200	1.35	March 20, 2013	(31,605)

J.P. Morgan Securities
Pepsi Bottling Group, Inc.	Buy	965	0.63	March 20, 2013	(2,578)

Citigroup Global Markets
Pitney Bowes, Inc.	Buy	1,110	0.48	March 20, 2013	5,365

Goldman Sachs International
Prologis	Buy	920	2.97	June 20, 2013	58,472

Goldman Sachs International
Sealed Air Corp.	Buy	505	1.08	March 20, 2018	25,699

Goldman Sachs International
Sealed Air Corp.	Buy	585	1.24	March 20, 2018	23,218

J.P. Morgan Securities
SLM Corp.	Sell	955	0.00	March 20, 2013	(249,542)

Merrill Lynch, Inc.
SLM Corp.	Sell	955	0.00	March 20, 2013	(248,385)

Bank of America N.A.
Textron Financial Corp.	Buy	1,065	0.80	March 20, 2018	191,565

Bank of America N.A.
Toll Brothers, Inc.	Buy	1,695	2.90	March 20, 2013	(31,496)

		Net Unrealized Depreciation			$(357,875)

MS Variable Income Plus

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$261,015,606	$11,597,169	$249,179,073	$239,364
Other Financial Instruments*	13,594,043	861,657	12,732,386	—
Total	$274,609,649	$12,458,826	$261,911,459	$239,364

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	—
Net purchases (sales)	—
Transfers in and/or out	320,900
Change in unrealized appreciation/depreciation	(81,536)
Realized gains (losses)	—
Ending Balance	$239,364

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(81,536)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - High Yield Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (93.2%)
	Advertising/Marketing Services (1.7%)
$810	Idearc Inc. (b)	8.00%		11/15/16	$224,775
150	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	125,250
310	Valassis Communications, Inc.	8.25		03/01/15	215,450
					565,475
	Aluminum (1.1%)
440	Novelis, Inc. - 144A (Canada)	7.25		02/15/15	385,000

	Apparel/Footwear (1.6%)
225	Oxford Industries, Inc.	8.875		06/01/11	204,468
330	Phillips-Van Heusen Corp.	7.25		02/15/11	325,875
					530,343
	Apparel/Footwear Retail (1.0%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	321,750

	Auto Parts: O.E.M. (0.5%)
210	ArvinMeritor, Inc.	8.75		03/01/12	177,450

	Beverages: Alcoholic (0.6%)
210	Constellation Brands, Inc.	7.25		05/15/17	194,250

	Broadcasting (1.2%)
260	LIN Television Corp. (b)	6.50		05/15/13	204,100
135	Sirius XM Radio Inc. (b)	9.625		08/01/13	72,225
210	XM Satellite Radio Holdings Inc. - 144A	13.00		08/01/13	124,950
					401,275
	Building Products (2.1%)
275	Interface Inc. (b)	9.50		02/01/14	279,125
145	Interface Inc.	10.375		02/01/10	148,625
505	Nortek Inc. (b)	8.50		09/01/14	290,375
					718,125
	Cable/Satellite TV (4.1%)
210	Cablevision Systems Corp. (Series B)	7.132	(j)	04/01/09	208,425
182	CCH I LLC/CCH I Cap Co. (b)	11.00		10/01/15	121,030
135	CCH II LLC/CCH II	10.25		10/01/13	112,725
105	CSC Holdings Inc. - 144A (a)	8.50		06/15/15	98,043
35	DIRECTV Holdings/Finance	6.375		06/15/15	30,975
300	DIRECTV Holdings/Finance -144A (a)	7.625		05/15/16	273,000
330	Echostar DBS Corp.	6.625		10/01/14	265,650
260	Intelsat Corp. - 144A (a)	9.25		06/15/16	240,500
65	NTL Cable PLC (United Kingdom)	8.75		04/15/14	54,925
					1,405,273
	Casino/Gaming (4.1%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (f) (l)	13.50		03/01/10	0
800	Harrah’s Operating Co., Inc. (b)	5.375		12/15/13	260,000
705	Isle of Capri Casinos (b)	7.00		03/01/14	475,875
555	Las Vegas Sands Corp. (b)	6.375		02/15/15	427,350
7,210	Resort At Summerlin LP/Ras Co. (Series B) (c) (f) (l)	13.00		12/15/07	0
420	Station Casinos, Inc. (b)	6.00		04/01/12	237,300
					1,400,525
	Chemicals: Agricultural (0.8%)
295	Terra Capital Inc.	7.00		02/01/17	281,725

	Chemicals: Major Diversified (0.7%)
290	Westlake Chemical Corp.	6.625		01/15/16	247,950

	Chemicals: Specialty (2.9%)
160	Innophos Holdings Inc. - 144A (a)	9.50		04/15/12	162,400
270	Innophos, Inc.	8.875		08/15/14	271,350
250	Koppers Holdings, Inc.	9.875	(k)	11/15/14	225,000
175	Koppers Industry Inc.	9.875		10/15/13	181,125
150	Nalco Co.	7.75		11/15/11	147,750
					987,625
	Coal (1.6%)
140	Foundation PA Coal Co.	7.25		08/01/14	135,800
460	Massey Energy Co.	6.875		12/15/13	418,600
					554,400
	Containers/Packaging (4.3%)
405	Berry Plastics Holding Corp. (b)	8.875		09/15/14	317,925
160	Berry Plastics Holdings Corp. (b)	10.25		03/01/16	106,400
155	Graham Packaging Company Inc.	8.50		10/15/12	144,150
280	Graham Packaging Company Inc.	9.875		10/15/14	245,000
415	Graphic Packaging International Corp. (b)	9.50		08/15/13	377,650
275	Owens-Illinois, Inc. (b)	7.50		05/15/10	273,625
					1,464,750
	Data Processing Services (0.8%)
280	Sungard Data Systems Inc.	9.125		08/15/13	253,400

	Drugstore Chains (0.4%)
270	Rite Aid Corp. (b)	8.625		03/01/15	143,100

	Electric Utilities (6.1%)
270	AES Corp. (The) (b)	7.75		03/01/14	252,450
425	AES Corp. (The) - 144A (a)	8.00		06/01/20	374,000
285	Intergen NV - 144A (a)	9.00		06/30/17	286,425
115	IPALCO Enterprises, Inc.	8.625		11/14/11	116,150
230	Israel Electric Corporation Ltd. - 144A (a)	7.25		01/15/19	230,789
265	Reliant Energy Inc. (b)	7.875		06/15/17	197,425
235	Texas Competitive Electric Holdings LLC - 144A (a)	10.25		11/01/15	213,263
435	Texas Competitive Electric Holdings LLC - 144A (a)	10.25		11/01/15	394,763
					2,065,265
	Electrical Products (1.7%)
120	Baldor Electric Co. (b)	8.625		02/15/17	115,200
500	Ormat Funding Corp.	8.25		12/30/20	455,005
					570,205
	Electronic Components (0.3%)
125	NXP B.V./NXP Funding LLC (b)	7.875		10/15/14	84,375

	Electronic Production Equipment (0.6%)
230	KLA Instruments Corp.	6.90		05/01/18	214,217

	Finance/Rental/Leasing (4.6%)
35	Capmark Financial Group Inc. (b)	6.30		05/10/17	13,769
655	Capmark Financial Group Inc.	5.875		05/10/12	326,739
640	Ford Motor Credit Co. LLC (b)	7.00		10/01/13	393,681
755	Ford Motor Credit Co. LLC (b)	7.25		10/25/11	480,390
605	GMAC LLC (b)	6.75		12/01/14	232,430
75	Residential Capital Corp. (b)	8.125		11/21/08	64,125
14	Residential Capital LLC - 144A (a) (b)	8.50		05/15/10	7,770
184	Residential Capital LLC - 144A (a)	9.625		05/15/15	45,080
					1,563,984
	Financial Conglomerates (0.8%)
600	General Motors Acceptance Corp.	6.875		09/15/11	267,855

	Financial Services (0.1%)
30	Lender Process Services - 144A (a)	8.125	07/01/16	29,400

	Food Retail (1.5%)
151	CA FM Lease Trust - 144A (a)	8.50	07/15/17	169,989
210	Supervalu Inc.	7.50	05/15/12	204,750
120	Supervalu Inc.	7.50	11/15/14	117,000
				491,739
	Food: Meat/Fish/Dairy (1.6%)
290	Michael Foods Inc. (Series B)	8.00	11/15/13	282,750
440	Pilgrim’s Pride Corp. (b)	7.625	05/01/15	275,000
				557,750
	Forest Products (0.8%)
30	Crown Americas, Inc.	7.625	11/15/13	29,700
200	Crown Euro Holdings SA (France)	6.25	09/01/11	256,219
				285,919
	Gas Distributors (1.0%)
285	DYNEGY Holdings Inc.	7.75	06/01/19	229,425
130	Equitable Resources, Inc. (b)	6.50	04/01/18	124,246
				353,671
	Home Building (0.1%)
40	Pulte Homes, Inc.	6.375	05/15/33	29,400

	Home Furnishings (0.9%)
355	Jarden Corp. (b)	7.50	05/01/17	297,313

	Hospital/Nursing Management (5.2%)
200	Community Health Systems (b)	8.875	07/15/15	191,000
15	HCA INC	9.125	11/15/14	14,625
250	HCA, Inc	6.25	02/15/13	210,000
255	HCA, Inc. (b)	5.75	03/15/14	200,175
150	HCA, Inc. (b)	6.50	02/15/16	119,625
200	HCA, Inc.	8.70	02/10/10	203,579
35	HCA, Inc.	8.75	09/01/10	34,650
210	Sun Healthcare Group Inc.	9.125	04/15/15	201,600
505	Tenet Healthcare Corp. (b)	7.375	02/01/13	462,075
130	Tenet Healthcare Corp. (b)	9.875	07/01/14	127,400
				1,764,729
	Industrial Specialties (1.7%)
560	Johnsondiversey, Inc. (Series B) (b)	9.625	05/15/12	561,400
18	UCAR Finance, Inc.	10.25	02/15/12	18,630
				580,030
	Information Technology Services (0.5%)
215	VANGENT INC	9.625	02/15/15	176,300

	Integrated Oil (0.2%)
90	Cimarex Energy Co.	7.125	05/01/17	83,250

	Major Telecommunications (1.7%)
385	Sprint Capital Corp. (b)	6.90	05/01/19	298,888
370	Sprint Nextel Corp.	6.00	12/01/16	285,328
				584,216
	Media Conglomerates (1.2%)
491	Canwest Media Inc. (Canada) (b)	8.00	09/15/12	412,441

	Medical Specialties (1.0%)
270	Fisher Scientific International, Inc.	6.125	07/01/15	260,953
65	Invacare Corp.	9.75	02/15/15	65,325
				326,278

	Medical/Nursing Services (2.4%)
330	DaVita Inc.	6.625	03/15/13	315,150
505	Fresenius Medical Care Capital Trust	7.875	06/15/11	512,575
				827,725
	Miscellaneous (0.4%)
150	Alfa MTN Invest Ltd. - 144A (a)	9.25	06/24/13	134,025

	Miscellaneous Commercial Services (1.0%)
355	Iron Mountain Inc.	8.625	04/01/13	351,450

	Miscellaneous Manufacturing (0.0%)
320	Propex Fabrics Inc.	10.00	12/01/12	4,000

	Motor Vehicles (0.3%)
215	General Motors Corp. (b)	8.375	07/15/33	87,075

	Oil & Gas Pipelines (2.6%)
100	GAZ Capital S.A. - 144A (a)	6.51	03/07/22	72,250
375	Pacific Energy Partners/Finance	7.125	06/15/14	368,993
455	Williams Companies, Inc. (The) (b)	7.875	09/01/21	455,913
				897,156
	Oil & Gas Production (4.9%)
70	Chaparral Energy Inc.	8.875	02/01/17	55,650
445	Chaparral Energy Inc.	8.50	12/01/15	353,775
230	Chesapeake Energy Corp.	7.50	09/15/13	223,675
525	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	454,125
60	Newfield Exploration Co.	7.125	05/15/18	52,500
250	Opti Canada Inc.	8.25	12/15/14	225,000
65	Plains Exploration & Production Co.	7.625	06/01/18	57,850
265	Sandridge Energy - 144A (a)	8.625	04/01/15	238,500
				1,661,075
	Oilfield Services/Equipment (1.3%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	196,800
250	Helix Energy Solutions - 144A (a)	9.50	01/15/16	235,000
				431,800
	Other Consumer Services (0.4%)
130	EXPEDIA Inc. - 144A (a)	8.50	07/01/16	117,650

	Pharmaceuticals: Major (0.8%)
260	Warner Chilcott Corp.	8.75	02/01/15	257,400

	Pharmaceuticals: Other (0.3%)
110	Axcan Intermediate Holdings - 144A (a)	12.75	03/01/16	109,450

	Precious Metals (0.7%)
240	Freeport-McMoran C & G	8.375	04/01/17	236,753

	Publishing: Books/Magazines (0.6%)
327	Dex Media West/Finance (b)	9.875	08/15/13	203,558

	Pulp & Paper (1.2%)
340	Georgia Pacific Corp. - 144A (a)	7.125	01/15/17	305,150
110	Glatfelter P.H. (a)	7.125	05/01/16	106,700
				411,850
	Real Estate Development (0.4%)
315	Realogy Corp.	10.50	04/15/14	140,175

	Real Estate Investment Trusts (1.6%)
320	Host Marriott LP	6.375	03/15/15	261,600
255	Host Marriott LP (b)	7.125	11/01/13	228,225
60	ProLogis	6.625	05/15/18	51,619
				541,444

		Restaurants (0.7%)
25		Aramark Corp.	6.30	(j)	02/01/15	22,000
75		Aramark Corp. (b)	8.50		02/01/15	70,875
165		Aramark Services Inc.	5.00		06/01/12	139,425
						232,300
		Semiconductors (0.8%)
410		Freescale Semiconductor (b)	8.875		12/15/14	284,950

		Services to the Health Industry (2.8%)
135		Biomet Inc.	10.375		10/15/17	134,325
155		Medco Health Solutions, Inc.	7.125		03/15/18	157,330
270		National Mentor Holdings Inc.	11.25		07/01/14	271,350
345		Omnicare Inc.	6.75		12/15/13	314,813
70		Omnicare Inc. (b)	6.875		12/15/15	62,650
						940,468
		Specialty Stores (0.8%)
145		Sonic Automotive, Inc. (b)	8.625		08/15/13	99,325
230		United Auto Group	7.75		12/15/16	165,600
						264,925
		Specialty Telecommunications (3.5%)
230		American Tower Corp.	7.125		10/15/12	227,700
310		American Tower Corp. (b)	7.50		05/01/12	306,900
125		Citizens Communications (b)	6.25		01/15/13	117,656
220		Citizens Communications	7.125		03/15/19	176,000
98		Panamsat Corp.	9.00		08/15/14	86,515
148		Qwest Communications International	6.304	(j)	02/15/09	146,890
125		Windstream Corp.	8.125		08/01/13	119,375
						1,181,036
		Steel (0.4%)
200		Evraz Group S.A. - 144A (a) (b)	9.50		04/24/18	145,000

		Telecommunication Equipment (0.3%)
185		Nortel Networks Ltd. - 144A (Canada) (a)	10.75		07/15/16	114,237

		Telecommunications (1.1%)
613		Exodus Communications, Inc. (l) (c) (f)	11.625		07/15/10	0
135		Nordic Tel Company Holdings - 144A (Denmark) (a)	8.875		05/01/16	123,525
4,679		Rhythms Netconnections, Inc. (l) (c) (f)	12.75		04/15/09	0
110		TDC AS (Denmark)	6.50		04/19/12	148,663
100		U.S. West Communications Corp.	5.625		11/15/08	99,500
						371,688
		Wholesale Distributors (1.2%)
440		RBS Global & Rexnold Corp.	9.50		08/01/14	415,800

		Wireless Telecommunications (1.6%)
140		Nextel Communications, Inc.	6.875		10/31/13	95,259
185		VIP Finance (VIMPELCOM) - 144A (a) (b)	9.125		04/30/18	143,817
300		Wind Acquisition Finance SA - 144A (Luxembourg) (a)	10.75		12/01/15	295,500
						534,576
		Total Corporate Bonds (Cost $52,333,534)				31,668,319

		Government Obligation (0.7%)
MXN	2,360	Mexican Fixed Rate Bonds (Cost $240,274)	9.50		12/18/14	227,535

		Senior Loans (0.6%)
		Finance - Commercial (0.6%)
118		First Data Corp.	5.926		09/24/14	101,135
119		First Data Corp.	5.948		09/24/14	102,521
16		First Data Corp.	6.512		09/24/14	13,451
		Total Senior Loans (Cost $245,192)				217,107

	Collateralized Mortgage Obligations (0.2%)
	Finance/Rental/Leasing (0.2%)
155	American Home Mortgage Assets - 2006-4 1A3 (f)	3.517	10/25/46	26,428
150	Countrywide Alternative Loan Trust - 2006-0A21 A3 (f)	3.468	03/20/47	32,709
100	Master Adjustable Rate Mortgage Trust - 2007-3 1M2 (f)	4.307	05/25/47	893

	Total Collateralized Mortgage Obligations (Cost $342,637)			60,030

NUMBER OF
SHARES
	Common Stocks (0.1%)
	Casino/Gaming (e) (f) (0.0%)
2,000	Fitzgeralds Gaming Corp. (g)	0

	Food: Specialty/Candy (d) (e) (f)(0.0%)
436	SFFB Holdings Inc.	0
2,375	SFAC New Holdings Inc. (h)	0
		0
	Restaurants (d) (e) (f)(0.1%)
3,374	American Restaurant Group, Inc. (Class A)	26,992

	Specialty Telecommunications (d) (e) (0.0%)
12,688	Birch Telecom Inc. (f) (i)	127
565	XO Holdings, Inc. (b)	232
		359
	Telecommunications (d) (e) (0.0%)
7	Viatel Holdings Bermuda Ltd. (Bermuda)	140

	Textiles (d) (e) (f)(0.0%)
298,461	U.S. Leather, Inc.	0

	Wireless Telecommunications (d)(0.0%)
521	USA Mobility, Inc. (b)	5,731

	Total Common Stocks (Cost $41,768,430)	33,222

	Convertible Preferred Stocks (0.0%)
	Finance/Rental/Leasing (0.0%)
1,095	Fannie Mae Ser 2008-1 (Cost $54,750)	2,672

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (0.0%)
	Casino/Gaming (f)(0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A (a)	03/01/10	0

	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A (a)	12/01/09	0

	Specialty Telecommunications (d) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	31
849	XO Holdings, Inc. (Series B)	01/16/10	22
849	XO Holdings, Inc. (Series C)	01/16/10	17
			70
	Total Warrants (Cost $128,405)		70

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (33.3%)
	U.S. Government Agencies & Obligations (m) (0.6%)
$70	U.S. Treasury Bills	1.545%	10/09/08	69,974
120	U.S. Treasury Bills	1.60	10/09/08	119,959

	Total U.S. Government Obligations (Cost $189,933)			189,933

	Securities Held as Collateral on Loaned Securities (b) (28.2%)
	Repurchase Agreements (4.8%)

1,326	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $1,326,404) fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $1,347,740			1,326,325

316

Banc of America Securities LLC (7.35% dated 09/30/08, due 10/01/08; proceeds $315,651) fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett  Co., Inc., Dynegy Inc., Devon Energy Corp. - ClassA, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of  Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $331,460

				315,586

	Total Repurchase Agreements (Cost 1,641,911)			1,641,911

NUMBER OF
SHARES (000)
	Investment Company (n) (23.4%)
7,953	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $7,953,111)		7,953,111

	Total Securities Held as Collateral on Loaned Securities (Cost $9,595,022)		9,595,022

	Investment Company (n) (4.5%)
1,516	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (o) (Cost $1,516,894)		1,516,894

	Total Short-Term Investments (Cost $11,301,849)		11,301,849

	Total Investments (Cost $106,415,071) (p) (q)	128.1%	43,510,804
	Liabilities in Excess of Other Assets	(28.1)	(9,537,401)
	Net Assets	100.0%	$33,973,403

ADR	American Depositary Receipt.
(a)	Resale is restricted to qualified institutional investors.
(b)

The values of loaned securities and related cash collateral outstanding at September 30, 2008 were $9,056,328 and $9,595,022, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-Income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-Income producing security.
(f)

Securities with total market value equal to $87,149  have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Directors.

(g)	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
(h)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(i)	Resale is restricted, acquired between (03/06/98 and 08/25/98) at a cost basis of $6,473,685.
(j)	Floating rate security. Rate shown is the rate in effect at September 30, 2008.
(k)	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(l)	Issuer in bankruptcy.
(m)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(n)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(o)	May include cash designated as collateral in connection with open swap contracts.
(p)	Securities have been designated as collateral in the amount equal to $2,539,858 in connection with open forward foreign currency and swap contracts.
(q)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at September 30, 2008:

CONTRACT TO		IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER		FOR	DATE	APPRECIATION

EUR	300,000	$465,900	10/31/08	$42,214

Currency Abbreviations:
EUR	Euro.

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
UBS Securities
American Standard Inc.	Buy	$145	0.50%	March 20, 2013	$(192)

UBS Securities
American Standard Inc.	Buy	95	0.60	March 20, 2018	(111)

Goldman Sachs International
American Standard Inc.	Buy	80	0.50	March 20, 2013	(106)

Goldman Sachs International
American Standard Inc.	Buy	40	0.60	March 20, 2018	(47)

Credit Suisse
Arrow Electronics, Inc.	Buy	275	1.00	March 20, 2015	(5,132)

Goldman Sachs International
Avalonbay Communities Inc.	Buy	375	2.20	June 20, 2013	151

Bank of America N.A.
Carnival Corp.	Buy	255	1.57	March 20, 2018	(4,585)

Merrill Lynch, Inc.
Carnival Corp.	Buy	140	1.60	March 20, 2018	(2,364)

Goldman Sachs International
Coca-Cola Enterprises Inc.	Buy	430	0.587	March 20, 2013	(2,056)

Merrill Lynch, Inc.
Disney (Walt) Co.	Buy	630	0.77	March 20, 2013	(9,128)

Goldman Sachs International
Dow Jones Index	Sell	240	1.40	December 20, 2012	(5,382)

Merrill Lynch, Inc.
Dow Jones Index	Sell	255	1.40	December 20, 2012	(845)

UBS Securities
Dow Jones Index	Sell	610	5.00	June 20, 2013	(40,668)

Goldman Sachs International
Dow Jones Index	Sell	1,070	5.00	June 20, 2013	(41,910)

Citigroup Global Markets
Eaton Corp.	Buy	165	0.82	March 20, 2018	4,255

Goldman Sachs International
Eaton Corp.	Buy	145	0.97	March 20, 2018	2,146

Goldman Sachs International
Goodrich Corp.	Buy	120	0.47	March 20, 2018	1,028

Bank of America N.A.
Goodrich Corp.	Buy	180	0.7	March 20, 2013	(1,692)

Bank of America N.A.
Goodrich Corp.	Buy	125	0.82	March 20, 2018	(2,261)

J.P. Morgan Securities
Interpublic Group of Companies, Inc. (The)	Buy	130	3.60	September 20, 2013	5,548

UBS Securities
Martin Marietta Materials, Inc.	Buy	100	1.78	March 20, 2013	465

UBS Securities
Martin Marietta Materials, Inc.	Buy	70	1.73	March 20, 2018	1,350

J.P. Morgan Securities
Nordstrom, Inc.	Buy	55	1.07	March 20, 2018	1,942

J.P. Morgan Securities
Nordstrom, Inc.	Buy	135	1.15	March 20, 2018	3,997

Credir Suisse
Pactiv Corp.	Buy	375	1.35	March 20, 2013	(5,387)

Bank of America N.A.
Pactiv Corp.	Buy	65	1.375	March 20, 2013	(999)

Deutsche Bank
Pactiv Corp.	Buy	125	1.34	March 20, 2013	(1,745)

Goldman Sachs International
Prologis	Buy	115	2.97	June 20, 2013	7,309

Goldman Sachs International
Qwest Capital Funding	Sell	110	3.25	December 20, 2012	(11,836)

Goldman Sachs International
Sealed Air Corp.	Buy	75	1.24	March 20, 2018	2,977

J.P. Morgan Securities
SLM Corp.	Sell	120	4.95	March 20, 2013	(31,356)

Merrill Lynch, Inc.
SLM Corp.	Sell	120	5.00	March 20, 2013	(31,211)

UBS Securities
Toll Brothers, Inc.	Buy	335	2.90	March 20, 2013	(6,225)

Bank of America N.A.
Toll Brothers, Inc.	Buy	215	2.90	March 20, 2013	(3,995)

		Net Unrealized Depreciation			$(178,065)

MS Variable High Yield

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$43,510,804	$9,475,876	$33,947,779	$87,149
Other Financial Instruments*	(135,851)	—	(135,851)	—
Total	$43,374,953	$9,475,876	$33,811,928	$87,149

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$28,041
Net purchases (sales)	(922)
Transfers in and/or out	60,859
Change in unrealized appreciation/depreciation	(829)
Realized gains (losses)	—
Ending Balance	$87,149

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008	$(829)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Infrastracture Portfolio (Formerly Utilities)

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.1%)
	Electric Utilities (58.1%)
204,100	AES Corp. (The) (a)	$2,385,929
67,000	Allegheny Energy, Inc. (a) (b)	2,463,590
41,700	Ameren Corp. (b)	1,627,551
67,500	American Electric Power Co., Inc. (b)	2,499,525
197,800	CMS Energy Corp. (b)	2,466,566
52,900	Consolidated Edison, Inc. (b)	2,272,584
34,000	Dominion Resources, Inc. (b)	1,454,520
62,700	DPL, Inc. (b)	1,554,960
34,000	DTE Energy Co. (b)	1,364,080
151,032	Duke Energy Corp.	2,632,488
86,300	Edison International (b)	3,443,370
12,200	Entergy Corp.	1,085,922
60,000	Exelon Corp.	3,757,200
62,500	FirstEnergy Corp.	4,186,875
70,300	FPL Group, Inc.	3,536,090
105,200	Northeast Utilities	2,698,380
70,400	NRG Energy, Inc. (a) (b)	1,742,400
47,400	NSTAR (b)	1,587,900
107,300	PG&E Corp. (b)	4,018,385
92,100	PPL Corp.	3,409,542
95,300	Public Service Enterprise Group Inc.	3,124,887
76,900	SCANA Corp. (b)	2,993,717
111,500	Southern Co. (The) (b)	4,202,435
67,000	Wisconsin Energy Corp. (b)	3,008,300
		63,517,196
	Energy (18.5%)
77,600	AGL Resources, Inc.	2,435,088
213,261	Dynegy, Inc. (Class A) (a) (b)	763,474
55,800	Equitable Resources, Inc. (b)	2,046,744
85,300	MDU Resources Group, Inc.	2,473,700
52,550	New Jersey Resources Corp. (b)	1,886,020
61,400	Questar Corp. (b)	2,512,488
80,100	Sempra Energy (b)	4,042,647
69,116	Spectra Energy Corp.	1,644,961
100,800	Williams Companies, Inc. (The) (b)	2,383,920
		20,189,042
	Telecommunications (19.2%)
38,800	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,798,768
27,300	American Tower Corp. (Class A) (a)	981,981
53,784	AT&T Inc.	1,501,649
6,200	China Mobile Ltd. (ADR) (Hong Kong) (b)	310,496
167,100	Comcast Corp. (Class A)	3,280,173
41,900	Crown Castle International Corp. (a) (b)	1,213,843
66,000	Frontier Communications Corp. (b)	759,000
16,400	NII Holdings Inc. (a) (b)	621,888
71,400	Rogers Communications, Inc. (Class B)	2,373,336
49,500	Telefonica S.A. (c)	1,183,313
20,060	Telefonica S.A. (ADR) (Spain)	1,434,089
21,300	Telus Corp. (Non-Voting) (Canada)	762,737
45,100	TW Telecom Inc. (b)	468,589
111,051	Verizon Communications, Inc.	3,563,627
63,765	Windstream Corp. (b)	697,589
		20,951,078
	Water Utilities (1.3%)
68,000	American Waterworks Co., Inc. (b)	1,462,000

	Total Common Stocks
	(Cost $73,686,479)	106,119,316

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (30.4%)
	Securities held as Collateral on Loaned Securities (b) (27.6%)
	Repurchase Agreements (4.7%)
$4,181	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $4,181,173; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $4,248,429)		4,180,924
995

Banc of America Securities LLC (7.35% dated 09/30/08, due 10/01/08; proceeds $995,014; fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett Co., Inc., Dynegy Inc., Devon Energy Corp. - Class A, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $1,044,850)

			994,811

	Total Repurchase Agreements
	(Cost $5,175,735)		5,175,735

NUMBER OF
SHARES (000)
	Investment Company (d) (22.9%)
25,070	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $25,070,288)		25,070,288

	Total Securities held as Collateral on Loaned Securities
	(Cost $30,246,023)		30,246,023

	Investment Company (d) (2.8%)
3,037	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $3.036,792)		3,036,792

	Total Short-Term Investments
	(Cost $33,282,815)		33,282,815

	Total Investments
	(Cost $106,969,294) (e)	127.5%	139,402,131
	Liabilities in Excess of Other Assets	(27.5)	(30,061,207)
	Net Assets	100.0%	$109,340,924

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at September 30, 2008 were $30,346,578 and $30,562,316, respectively. The fund received cash collateral of $30,246,023 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $316,293 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Securities with total market value equal to $1,183,313 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Global Infrastructure

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$139,402,131	$133,043,083	$6,359,048	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (52.6%)
	Aerospace & Defense (1.0%)
7,480	Raytheon Co.	$400,255

	Airlines (0.3%)
5,570	Continental Airlines, Inc. (Class B) (a)	92,908
2,870	UAL Corp.	25,227
		118,135
	Beverages: Non-Alcoholic (0.8%)
6,390	Coca-Cola Co. (The)	337,903

	Cable/Satellite TV (0.9%)
19,240	Comcast Corp. (Class A)	377,681

	Chemicals: Major Diversified (2.0%)
9,130	Bayer AG (ADR) (Germany)	665,846
3,120	Du Pont (E.I.) de Nemours & Co.	125,736
		791,582
	Computer Communications (0.6%)
10,500	Cisco Systems, Inc.(a)	236,880

	Computer Peripherals (0.1%)
3,660	EMC Corp. (a)	43,774

	Computer Processing Hardware (0.9%)
7,621	Hewlett-Packard Co.	352,395

	Department Stores (0.4%)
8,980	MACY*S Inc.	161,460

	Discount Stores (1.6%)
10,590	Wal-Mart Stores, Inc.	634,235

	Electric Utilities (2.6%)
13,370	American Electric Power Co., Inc.	495,091
2,263	Entergy Corp.	201,430
5,470	FirstEnergy Corp.	366,435
		1,062,956
	Electronics/Appliances (0.3%)
3,730	Sony Corp. (ADR) (Japan)	115,145

	Finance/Rental/Leasing (0.1%)
671	Capital One Financial Corp.	34,221

	Financial Conglomerates (5.0%)
26,556	Citigroup, Inc.	544,663
29,727	JPMorgan Chase & Co.	1,388,251
10,965	Mizuho Financial Group, Inc. (ADR) (Japan)	95,615
		2,028,529
	Food: Major Diversified (2.4%)
10,248	Kraft Foods Inc. (Class A)	335,622
22,160	Unilever N.V. (NY Registered Shares) (Netherlands)	624,026
		959,648
	Food: Specialty/Candy (1.0%)
9,440	Cadbury PLC (ADR) (United Kingdom)	386,474

	Home Improvement Chains (0.8%)
12,130	Home Depot, Inc. (The)	314,046

	Household/Personal Care (1.4%)
4,040	Estee Lauder Companies, Inc. (The) (Class A)	201,636
2,090	Kimberly-Clark Corp.	135,516
3,020	Procter & Gamble Co. (The)	210,464
		547,616

	Industrial Conglomerates (1.6%)
11,830	General Electric Co.	301,665
2,170	Siemens AG (ADR) (Germany)	203,741
4,040	Tyco International Ltd. (Bermuda)	141,481
		646,887
	Insurance Brokers/Services (2.1%)
26,550	Marsh & McLennan Companies, Inc.	843,228

	Integrated Oil (2.7%)
3,080	BP PLC (ADR) (United Kingdom)	154,524
2,008	ConocoPhillips	147,086
3,960	Exxon Mobil Corp.	307,534
8,130	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	479,751
		1,088,895
	Investment Banks/Brokers (1.4%)
800	Goldman Sachs Group, Inc. (The)	102,400
4,186	Merrill Lynch & Co., Inc.	105,906
13,033	Schwab (Charles) Corp. (The)	338,858
		547,164
	Life/Health Insurance (0.1%)
4,304	Aegon N.V. (NY Registered Shares) (Netherlands)	37,789

	Major Banks (3.5%)
11,165	Bank of America Corp.	390,775
8,203	KeyCorp	97,944
5,799	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	50,683
6,718	PNC Financial Services Group	501,835
16	Sumitomo Mitsui Financial Group, Inc. (c)	100,238
5,725	SunTrust Banks, Inc.	257,568
		1,399,043
	Major Telecommunications (1.0%)
12,539	Verizon Communications, Inc.	402,376

	Media Conglomerates (2.7%)
1	Disney (Walt) Co. (The)	26
49,008	Time Warner, Inc.	642,495
17,943	Viacom Inc. (Class B) (a)	445,704
		1,088,225
	Medical Distributors (0.4%)
3,350	Cardinal Health, Inc.	165,088

	Medical Specialties (1.2%)
16,540	Boston Scientific Corp. (a)	202,946
5,350	Covidien Ltd. (Bermuda)	287,616
		490,562
	Motor Vehicles (0.3%)
3,225	Harley-Davidson, Inc.	120,292

	Multi-Line Insurance (0.3%)
2,709	Hartford Financial Services Group, Inc. (The)	111,042

	Oil & Gas Production (1.4%)
1,760	Devon Energy Corp.	160,512
5,860	Occidental Petroleum Corp.	412,837
		573,349
	Oilfield Services/Equipment (0.3%)
1,640	Schlumberger Ltd. (Netherlands Antilles)	128,068

	Other Consumer Services (0.8%)
14,830	eBay Inc. (a)	331,895

	Packaged Software (0.4%)
3,720	Oracle Corp. (a)	75,553
3,710	Symantec Corp. (a)	72,642
		148,195

	Pharmaceuticals: Major (6.1%)
9,860	Abbott Laboratories	567,739
18,730	Bristol-Myers Squibb Co.	390,520
6,220	Novartis AG (ADR) (Switzerland)	328,665
4,350	Roche Holdings Ltd. (ADR) (Switzerland)	337,342
31,580	Schering-Plough Corp.	583,283
6,710	Wyeth	247,867
		2,455,416
	Precious Metals (0.4%)
4,250	Newmont Mining Corp.	164,730

	Property - Casualty Insurers (2.0%)
7,524	Chubb Corp. (The)	413,068
8,945	St. Paul Travelers Companies, Inc. (The)	404,314
		817,382
	Restaurants (0.4%)
9,750	Starbucks Corp. (a)	144,982

	Semiconductors (0.5%)
10,489	Intel Corp.	196,459

	Telecommunication Equipment (0.4%)
41,970	Alcatel-Lucent (ADR) (France)	161,165

	Tobacco (0.9%)
6,510	Altria Group, Inc.	129,158
4,700	Philip Morris International Inc.	226,070
		355,228
	Total Common Stocks (Cost $22,798,545)	21,320,395

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (19.8%)
	Beverages: Alcoholic (3.2%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,303,500

	Electric Utilities (1.1%)
173	PG&E Corp.	9.50	06/30/10	455,206

	Electronic Distributors (2.2%)
900	Avnet, Inc.	2.00	03/15/34	901,125

	Electronic Production Equipment (2.7%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,086,250

	Hotels/Resorts/Cruiselines (2.5%)
1,600	Carnival Corp.	0.50	04/29/33	1,014,000

	Precious Metals (2.5%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,032,500

	Semiconductors (3.1%)
1,450	Intel Corp. - 144A (b)	2.95	12/15/35	1,274,188

	Wholesale Distributors (2.3%)
1,200	WESCO International Inc.	1.75	11/15/26	937,500

	Total Convertible Bonds (Cost $8,342,448)			8,004,269

	Corporate Bonds (14.2%)
	Building Products (3.0%)
1,200	American Standard, Inc.	8.25	06/01/09	1,219,391

	Home Building (2.9%)
1,200	Toll Corp.	8.25	02/01/11	1,158,000

	Hotels/Resorts/Cruiselines (4.9%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	1,985,380

	Industrial Specialties (3.5%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,402,500

	Total Corporate Bonds (Cost $6,269,625)			5,765,271

NUMBER OF
SHARES
	Convertible Preferred Stocks (7.6%)
	Finance/Rental/Leasing (1.6%)
20,000	CIT Group Inc. (Series C) $4.375	658,600

	Financial Conglomerates (0.5%)
5,280	Citigroup Inc. (Series T) $3.25	216,480

	Life/Health Insurance (0.1%)
2,100	MetLife, Inc. $1.5938 (d)	26,292

	Major Banks (0.6%)
260	Bank of America Corp. (Series L) $72.50	217,880
20	Wachovia Corp. Class A (Series L) $75.00	7,700
		225,580
	Motor Vehicles (1.0%)
46,000	General Motors Corp. (Series B) $1.3125	408,940

	Pharmaceuticals: Major (1.7%)
4,000	Schering-Plough Corp. $15.00	692,080

	Real Estate Investment Trusts (1.1%)
9,000	Equity Residential Properties Trust (Series E) $7.00	441,000

	Telecommunication Equipment (1.0%)
1,000	Lucent Technologies Capital Trust I $77.50	390,000

	Total Convertible Preferred Stocks (Cost $4,946,225)	3,058,972

	Investment Trusts/Mutual Funds (1.2%)
20,708	Financial Select Sector SPDR Fund (ETF)	411,882
1,395	KBW Regional Banking SPDR Fund (ETF)	49,522
226	Regional Bank HOLDRs Trust	24,241

	Total Investment Trusts/Mutual Funds (Cost $623,947)	485,645

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (3.9%)
	Investment Company
1,576	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,575,649)		1,575,649

	Total Investments (Cost $44,556,439) (f)	99.3%	40,210,201
	Other Assets in Excess of Liabilities	0.7	289,356
	Net Assets	100.0%	$40,499,557

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	A security with a market value equal to $100,238 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	For the nine month ended September 30, 2008 the cost of purchases and the proceeds from sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $0 and $52,540,

respectively, including net realized gain of $2,540.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

3	Long	S&P Index E-MINI December 2008	$175,110	$7,525

MS Variable Income Builder

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$40,210,201	$23,491,837	$16,718,364	—
Other Financial Instruments*	7,365	7,365	—	—
Total	$40,217,566	$23,499,202	$16,718,364	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.4%)
	Aerospace & Defense (2.0%)
51,926	Northrop Grumman Corp.	$3,143,600
60,100	Raytheon Co.	3,215,951
		6,359,551
	Apparel/Footwear (0.9%)
39,449	V.F. Corp.	3,049,802

	Apparel/Footwear Retail (0.8%)
88,680	Nordstrom, Inc.	2,555,758

	Auto Parts: O.E.M. (0.7%)
39,740	Eaton Corp.	2,232,593

	Beverages: Non-Alcoholic (4.2%)
191,051	PepsiCo, Inc.	13,616,205

	Biotechnology (1.8%)
127,070	Gilead Sciences, Inc. (a)	5,791,851

	Chemicals: Agricultural (1.2%)
41,038	Monsanto Co.	4,061,941

	Computer Communications (2.7%)
389,367	Cisco Systems, Inc. (a)	8,784,120

	Computer Processing Hardware (1.4%)
286,629	Dell Inc. (a)	4,723,646

	Contract Drilling (1.2%)
128,200	Patterson-UTI Energy, Inc.	2,566,564
13,810	Transocean Inc. (Cayman Islands) (a)	1,516,890
		4,083,454
	Discount Stores (2.2%)
145,444	Target Corp.	7,134,028

	Drugstore Chains (1.5%)
145,237	CVS/Caremark Corp.	4,888,677

	Electric Utilities (2.1%)
108,183	Exelon Corp.	6,774,419

	Financial Conglomerates (5.3%)
213,145	Citigroup, Inc. (c)	4,371,604
163,282	JPMorgan Chase & Co.	7,625,269
72,865	Prudential Financial, Inc.	5,246,280
		17,243,153
	Household/Personal Care (3.7%)
171,224	Procter & Gamble Co. (The)	11,932,601

	Industrial Conglomerates (7.8%)
444,107	General Electric Co.	11,324,729
233,979	United Technologies Corp.	14,052,779
		25,377,508
	Information Technology Services (2.8%)
112,113	Accenture Ltd. (Class A) (Bermuda)	4,260,294
41,600	International Business Machines Corp.	4,865,536
		9,125,830
	Integrated Oil (6.2%)
97,100	BP PLC (ADR) (United Kingdom)	4,871,507
153,973	Exxon Mobil Corp.	11,957,543
79,520	Marathon Oil Corp.	3,170,462
		19,999,512
	Internet Software/Services (1.1%)
8,891	Google Inc. (Class A) (a)	3,561,023

	Investment Banks/Brokers (0.9%)
22,778	Goldman Sachs Group, Inc. (The)	2,915,584

	Life/Health Insurance (3.6%)
86,990	AFLAC, Inc.	5,110,663
39,142	Lincoln National Corp.	1,675,669
87,655	MetLife, Inc. (d)	4,908,680
		11,695,012
	Major Banks (2.9%)
134,900	Bank of America Corp.	4,721,500
144,787	Bank of New York Mellon Corp.	4,717,160
		9,438,660
	Major Telecommunications (1.4%)
167,600	AT&T Inc.	4,679,392

	Managed Health Care (1.5%)
144,120	CIGNA Corp.	4,897,198

	Media Conglomerates (1.7%)
183,630	Disney (Walt) Co. (The)	5,635,605

	Medical Specialties (3.7%)
19,506	Alcon, Inc. (Switzerland)	3,150,414
167,300	Covidien Ltd. (Bermuda)	8,994,048
		12,144,462
	Office Equipment/Supplies (1.3%)
126,006	Pitney Bowes, Inc.	4,190,960

	Oil & Gas Pipelines (1.3%)
186,350	Williams Companies, Inc. (The)	4,407,178

	Oil & Gas Production (3.3%)
30,180	Apache Corp.	3,147,170
44,370	Occidental Petroleum Corp.	3,125,867
98,793	XTO Energy, Inc.	4,595,850
		10,868,887
	Oilfield Services/Equipment (3.0%)
79,876	Cameron International Corp. (a)	3,078,421
135,800	Halliburton Co.	4,398,562
91,442	Weatherford International Ltd. (Bermuda) (a)	2,298,852
		9,775,835
	Packaged Software (3.4%)
419,687	Microsoft Corp.	11,201,446

	Pharmaceuticals: Major (7.8%)
128,235	Johnson & Johnson	8,884,121
489,934	Pfizer, Inc.	9,034,383
197,252	Wyeth	7,286,489
		25,204,993
	Precious Metals (0.3%)
17,750	Freeport-McMoRan Copper & Gold, Inc.	1,009,088

	Property - Casualty Insurers (3.1%)
92,970	ACE Ltd. (Switzerland)	5,032,466
110,350	Allstate Corp. (The) (b)	5,089,342
		10,121,808
	Restaurants (2.0%)
105,140	McDonald’s Corp.	6,487,138

	Semiconductors (2.5%)
444,024	Intel Corp.	8,316,570

	Specialty Telecommunications (0.0%)
1,048	FairPoint Communications, Inc.	9,086

	Steel (0.9%)
50,300	Nucor Corp.	1,986,850
11,940	United States Steel Corp.	926,663
		2,913,513
	Tobacco (3.7%)
177,968	Altria Group, Inc.	3,530,885
177,968	Philip Morris International Inc. (a)	8,560,261
		12,091,146
	Trucks/Construction/Farm Machinery (1.5%)
81,750	Caterpillar Inc.	4,872,300

	Total Common Stocks (Cost $346,508,323)	324,171,533

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.5%)
	Investment Company
1,638	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $1,637,693)		1,637,693

	Total Investments (Cost $348,146,016) (f)	99.9%	325,809,226
	Other Assets in Excess of Liabilities	0.1	216,814
	Net Assets	100.0%	$326,026,040

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of Allstate Corp. (The) common stock, an affiliate of the Portfolio, was $5,593,277 and $0, respectively, including net realized gain of $0.

(c)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Portfolio, was $0 and $2,077,798, respectively, including net realized loss of $1,779,715.

(d)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $2,473,722 and $0, respectively, including net realized gain of $0.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Dividend Growth

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$325,809,226	$325,809,226	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Australia (c) (2.6%)
	Beverages: Alcoholic
183,873	Foster’s Group Ltd.	$803,482

	Construction Materials
128,992	Boral Ltd. (b)	646,437

	Food: Major Diversified
1,504,477	Goodman Fielder Ltd.	1,685,108

	Total Australia	3,135,027

	Bermuda (2.8%)
	Industrial Conglomerates
50,078	Tyco International Ltd. (b)	1,753,732

	Medical Specialties
30,778	Covidien Ltd.	1,654,626

	Total Bermuda	3,408,358

	France (c) (6.9%)
	Construction Materials
20,426	Lafarge S.A.	2,155,360

	Integrated Oil
36,913	Total S.A.	2,226,988

	Major Banks
26,480	BNP Paribas (b)	2,545,604

	Pharmaceuticals: Major
22,437	Sanofi-Aventis	1,474,812

	Total France	8,402,764

	Germany (2.6%)
	Motor Vehicles (c)
30,110	Bayerische Motoren Werke (BMW) AG	1,174,414
34,300	Daimler AG (Registered Shares)	1,733,516
		2,907,930
	Semiconductors
306,561	Qimonda AG (ADR) (b)	260,577

	Total Germany	3,168,507

	Ireland (c) (1.0%)
	Food: Specialty/Candy
43,089	Kerry Group PLC (A Shares)	1,262,492

	Italy (c) (2.7%)
	Integrated Oil
53,592	Eni S.p.A.	1,414,562

	Major Banks
342,518	Intesa Sanpaolo	1,869,716

	Total Italy	3,284,278

	Japan (c) (13.8%)
	Auto Parts: O.E.M.
138,700	Keihin Corp. (b)	1,628,153

	Chemicals: Specialty
68,500	Kuraray Co., Ltd. (b)	675,266

	Construction Materials
599,000	Taiheiyo Cement Corp.	876,601

	Electrical Products
121,300	Sumitomo Electric Industries, Ltd.	1,319,088

	Electronic Equipment/Instruments
46,100	Canon Inc.	1,723,544

	Household/Personal Care
85,000	Kao Corp.	2,277,109

	Motor Vehicles
178,100	Nissan Motor Co., Ltd. (b)	1,194,918

	Pharmaceuticals: Major
41,400	Takeda Pharmaceutical Co., Ltd. (b)	2,085,027

	Pharmaceuticals: Other
29,000	Astellas Pharma Inc. (b)	1,218,485

	Recreational Products
46,700	Sankyo Co., Ltd.	2,381,780

	Specialty Insurance
44,300	Mitsui Sumitomo insurance Group Holdings, Inc. (a)	1,498,248

	Total Japan	16,878,219

	Netherlands (c) (4.6%)
	Food: Major Diversified
90,970	Unilever N.V. (Share Certificates)	2,569,974

	Life/Health Insurance
145,630	Aegon N.V.	1,301,501

	Publishing: Books/Magazines
83,110	Wolters Kluwer N.V.	1,694,112

	Total Netherlands	5,565,587

	Norway (c) (1.3%)
	Integrated Oil
65,880	StatoilHydro ASA	1,570,520

	Singapore (c) (1.1%)
	Other Transportation
1,253,000	ComfortDelGro Corp., Ltd.	1,309,869

	South Korea (0.8%)
	Wireless Telecommunications
49,501	SK Telecom Co., Ltd. (ADR)	931,609

	Spain (c) (4.0%)
	Major Banks
113,512	Banco Bilbao Vizcaya Argentaria, S.A.	1,840,148

	Major Telecommunications
129,073	Telefonica S.A.	3,085,532

	Total Spain	4,925,680

	Sweden (c) (1.2%)
	Telecommunication Equipment
158,793	Telefonaktiebolaget LM Ericsson (B Shares)	1,496,980

	Switzerland (c) (3.1%)
	Financial Conglomerates
34,729	UBS AG (Registered Shares)	600,370

	Pharmaceuticals: Major
61,204	Novartis AG (Registered Shares)	3,201,298

	Total Switzerland	3,801,668

	Taiwan (1.1%)
	Major Telecommunications
54,212	Chunghwa Telecom Co., Ltd. (ADR)	1,283,198

	United Kingdom (17.3%)
	Advertising/Marketing Services
240,570	WPP Group PLC (c)	1,952,327

	Aerospace & Defense
212,588	Rolls-Royce Group PLC (a) (c)	1,276,361

	Financial Conglomerates
592,301	Old Mutual PLC (c)	828,120

	Food Retail
366,753	W.M. Morrison Supermarkets PLC (c)	1,702,403

	Food: Specialty/Candy (c)
230,248	Cadbury PLC	2,318,518
549,521	Premier Foods PLC	738,138
		3,056,656
	Integrated Oil
35,638	Royal Dutch Shell PLC (ADR) (Class A)	2,102,998

	Major Banks (c)
391,192	Barclays PLC	2,376,390
353,117	Royal Bank of Scotland Group PLC	1,169,707
		3,546,097
	Publishing: Books/Magazines
103,019	Reed Elsevier PLC (c)	1,021,216

	Tobacco
118,798	Imperial Tobacco Group PLC (c)	3,816,862

	Wireless Telecommunications
832,326	Vodafone Group PLC (c)	1,838,764

	Total United Kingdom	21,141,804

	United States (31.5%)
	Beverages: Non-Alcoholic
43,172	Dr Pepper Snapple Group Inc. (a) (b)	1,143,192

	Coal
15,645	Peabody Energy Corp. (b)	704,025

	Computer Peripherals
120,318	EMC Corp. (a) (b)	1,439,003

	Computer Processing Hardware
40,572	Hewlett-Packard Co. (b)	1,876,049

	Electric Utilities
20,066	American Electric Power Co., Inc.	743,044
32,236	Dominion Resources, Inc. (b)	1,379,056
		2,122,100
	Electronic Distributors
49,171	Arrow Electronics, Inc. (a) (b)	1,289,264

	Finance/Rental/Leasing
93,572	American Capital, Ltd. (a) (b)	2,387,022

	Financial Conglomerates
61,719	Citigroup, Inc. (b)	1,265,857

	Industrial Machinery
32,607	Illinois Tool Works Inc. (b)	1,449,381

	Information Technology Services
23,522	International Business Machines Corp.	2,751,133

	Insurance Brokers/Services
82,395	Marsh & McLennan Companies, Inc.	2,616,865

	Integrated Oil
20,948	Chevron Corp. (b)	1,727,791
42,213	Marathon Oil Corp.	1,683,032
		3,410,823

	Major Banks
79,486	Bank of New York Mellon Corp.	2,589,654

	Major Telecommunications
31,651	AT&T Inc.	883,696
62,967	Verizon Communications, Inc.	2,020,611
		2,904,307
	Managed Health Care
94,868	UnitedHealth Group Inc.	2,408,698

	Pharmaceuticals: Major
65,060	Schering-Plough Corp. (b)	1,201,658
72,573	Wyeth	2,680,847
		3,882,505
	Tobacco
87,185	Philip Morris International Inc. (a)	4,193,599

	Total United States	38,433,477

	Total Common Stocks
	(Cost $111,807,082)	120,000,037

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (14.7%)
	Securities held as Collateral on Loaned Securities (b)
	Repurchase Agreements (2.5%)
$2,471	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $2,470,980; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $2,510,726)	2,470,832

588

Banc of America Securities LLC (7.35% dated 09/30/08,  due 10/01/08; proceeds $588,031; fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett  Co.,  Inc., Dynegy Inc., Devon Energy Corp. - Class A, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $617,483)

		587,911

	Total Repurchase Agreements
	(Cost $3,058,743)	3,058,743

NUMBER OF
SHARES (000)
	Investment Company (d) (12.2%)
14,816	Morgan Stanley Institutional Liquidity Money Market Portfolio -
	Institutional Class (Cost $14,815,977)		14,815,977

	Total Short-Term Investments
	(Cost $17,874,720)		17,874,720

	Total Investments
	(Cost $129,681,802) (e)	113.1%	137,874,757
	Liabilities in Excess of Other Assets	(13.1)	(15,924,943)
	Net Assets	100.0%	$121,949,814

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities were fully collateralized by cash at September 30, 2008, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Securities with total market value equal to $73,579,820 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Summary of Investments September 30, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Short-Term Investments	$17,874,720	13.0%
Major Banks	12,391,219	9.0
Integrated Oil	10,725,891	7.8
Pharmaceuticals: Major	10,643,641	7.7
Tobacco	8,010,461	5.8
Major Telecommunications	7,273,037	5.3
Food: Specialty/Candy	4,319,148	3.1
Food: Major Diversified	4,255,082	3.1
Motor Vehicles	4,102,848	3.0
Construction Materials	3,678,398	2.7
Wireless Telecommunications	2,770,373	2.0
Information Technology Services	2,751,133	2.0
Publishing: Books/Magazines	2,715,328	2.0
Financial Conglomerates	2,694,347	1.9
Insurance Brokers/Services	2,616,865	1.9
Managed Health Care	2,408,699	1.7
Finance/Rental/Leasing	2,387,022	1.7
Recreational Products	2,381,780	1.7
Household/Personal Care	2,277,109	1.6
Electric Utilities	2,122,100	1.5
Advertising/Marketing Services	1,952,327	1.4
Computer Processing Hardware	1,876,049	1.4
Industrial Conglomerates	1,753,732	1.3
Electronic Equipment/Instruments	1,723,544	1.3
Food Retail	1,702,403	1.2
Medical Specialties	1,654,626	1.2
Auto Parts: O.E.M.	1,628,153	1.2
Specialty Insurance	1,498,248	1.1
Telecommunication Equipment	1,496,980	1.1
Industrial Machinery	1,449,381	1.1
Computer Peripherals	1,439,003	1.0
Electrical Products	1,319,088	1.0
Other Transportation	1,309,869	1.0
Life/Health Insurance	1,301,501	0.9
Electronic Distributors	1,289,264	0.9
Aerospace & Defense	1,276,361	0.9
Pharmaceuticals: Other	1,218,485	0.9
Beverages: Non-Alcoholic	1,143,192	0.8
Beverages: Alcoholic	803,482	0.6
Coal	704,025	0.5
Chemicals: Specialty	675,266	0.5
Semiconductors	260,577	0.2

	$137,874,757	100.0%

MS Variable Global Dividend Growth

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$137,874,757	$61,236,194	$76,638,563	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility);

(7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (c) (97.9%)
	Austria (1.2%)
	Major Telecommunications
67,366	Telekom Austria AG	$1,187,194

	Belgium (1.4%)
	Other Metals/Minerals
43,849	Umicore	1,361,242

	France (9.1%)
	Electric Utilities
25,130	Electricite de France (EDF)	1,820,883

	Electrical Products
20,396	Schneider Electric S.A.	1,769,168

	Gas Distributors
49,707	GDF Suez	2,600,940

	Major Banks
30,564	BNP Paribas (b)	2,938,212

	Total France	9,129,203

	Germany (12.9%)
	Air Freight/Couriers
70,010	Deutsche Post AG (Registered Shares)	1,476,757

	Industrial Conglomerates
15,660	MAN AG (b)	1,051,927
31,218	Siemens AG (Registered Shares)	2,929,938
		3,981,865
	Major Banks
59,948	Commerzbank AG	895,169

	Multi-Line Insurance
15,753	Allianz SE (Registered Shares)	2,166,544
14,277	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	2,155,365
		4,321,909
	Pharmaceuticals: Other
31,410	Bayer AG	2,292,700

	Total Germany	12,968,400

	Greece (2.0%)
	Major Banks
49,115	National Bank of Greece S.A.	2,018,936

	Italy (4.3%)
	Integrated Oil
108,661	Eni S.p.A.	2,868,109

	Major Banks
375,786	UniCredit S.p.A.	1,388,097

	Total Italy	4,256,206

	Netherlands (3.1%)
	Major Telecommunications
120,871	Koninklijke (Royal) KPN N.V.	1,742,159

	Publishing: Books/Magazines
67,727	Wolters Kluwer N.V.	1,380,545

	Total Netherlands	3,122,704

	Norway (1.2%)
	Major Telecommunications
101,403	Telenor ASA	1,246,697

	Spain (5.2%)
	Major Banks
135,701	Banco Bilbao Vizcaya Argentaria, S.A.	2,199,855

	Major Telecommunications
124,120	Telefonica S.A.	2,967,128

	Total Spain	5,166,983

	Switzerland (e) (19.8%)
	Financial Conglomerates
88,026	UBS AG (Registered Shares)	1,521,730

	Food: Major Diversified
131,967	Nestle S.A. (Registered Shares)	5,707,845

	Medical Specialties
35,042	Nobel Biocare Holding AG (Registered Shares)	1,174,874

	Multi-Line Insurance
8,582	Zurich Financial Services AG (Registered Shares)	2,378,874

	Other Consumer Specialties
42,877	Compagnie Financiere Richemont S.A. (“A” Bearer Shares) (Units) (d)	1,904,349

	Pharmaceuticals: Major
73,955	Novartis AG (Registered Shares)	3,868,244
21,193	Roche Holding AG	3,303,712
		7,171,956

	Total Switzerland	19,859,628

	United Kingdom (e) (37.7%)
	Aerospace & Defense
290,910	BAE Systems PLC	2,135,000
239,169	Rolls-Royce Group PLC (a)	1,435,951
		3,570,951
	Food Retail
316,877	Morrison (W.M.) Supermarkets PLC	1,470,887
368,953	Tesco PLC	2,565,853
		4,036,740
	Integrated Oil
135,100	BG Group PLC	2,447,863
162,638	Royal Dutch Shell PLC (A Shares)	4,698,063
		7,145,926
	Investment Managers
148,984	Man Group PLC	914,140

	Life/Health Insurance
163,414	Prudential PLC	1,504,178

	Major Banks
208,391	Barclays PLC	1,265,921
265,153	HSBC Holdings PLC (Registered Shares)	4,294,088
		5,560,009
	Other Metals/Minerals
62,059	Anglo American PLC	2,074,708

	Pharmaceuticals: Major
140,904	GlaxoSmithKline PLC	3,044,129

	Publishing: Books/Magazines
124,532	Reed Elsevier PLC	1,234,472

	Tobacco
85,324	British American Tobacco PLC	2,787,967
76,363	Imperial Tobacco Group PLC	2,453,468
		5,241,435
	Wireless Telecommunications
1,556,356	Vodafone Group PLC	3,438,281

	Total United Kingdom	37,764,969

	Total Common Stocks (Cost $101,420,273)		98,082,162

	Preferred Stocks (c) (1.4%)
	Germany
	Medical Specialties
18,679	Fresenius AG (Cost $1,509,231)		1,348,302

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (4.2%)
	Securities held as Collateral on Loaned Securities (b) (3.9%)
	Repurchase Agreements (0.7%)
$544	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $544,245; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $553,000)		544,213
129

Banc of America Securities LLC (7.35% dated 09/30/08, due 10/01/08; proceeds $129,517; fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett Co., Inc., Dynegy Inc., Devon Energy Corp. - Class A, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $136,004)

			129,490

	Total Repurchase Agreements (Cost $673,703)		673,703

NUMBER OF
SHARES (000)
	Investment Company (f) (3.2%)
3,263	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,263,292)		3,263,292

	Total Securities held as Collateral on Loaned Securities (Cost $3,936,995)		3,936,995

	Investment Company (f) (0.3%)
294	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $294,428)		294,428

	Total Short-Term Investments (Cost $4,231,423)		4,231,423

	Total Investments (Cost $107,160,927) (g)	103.5%	103,661,887
	Liabilities in Excess of Other Assets	(3.5)	(3,496,286)
	Net Assets	100.0%	$100,165,601

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at September 30, 2008 were $3,790,555 and $3,936,995, respectively, which was subsequently invested in Repurchase Agreements and Morgan

Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Securities with total market value equal to $99,430,464 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)

At September 30, 2008, investments in securities of issuers in United Kingdom 37.7% and Switzerland 19.8% represented 57.5% of the Fund’s net assets.  These investments as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments September 30, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$15,000,276	14.5%
Pharmaceuticals: Major	10,216,085	9.9
Integrated Oil	10,014,036	9.7
Major Telecommunications	7,143,179	6.9
Multi-Line Insurance	6,700,783	6.5
Food: Major Diversified	5,707,845	5.5
Tobacco	5,241,435	5.1
Short-Term Investments	4,231,423	4.1
Food Retail	4,036,740	3.9
Industrial Conglomerates	3,981,865	3.8
Aerospace & Defense	3,570,951	3.4
Wireless Telecommunications	3,438,281	3.3
Other Metals/Minerals	3,435,950	3.3
Publishing: Books/Magazines	2,615,017	2.5
Gas Distributors	2,600,940	2.5
Medical Specialties	2,523,176	2.4
Pharmaceuticals: Other	2,292,700	2.2
Other Consumer Specialties	1,904,349	1.8
Electric Utilities	1,820,883	1.8
Electrical Products	1,769,168	1.7
Financial Conglomerates	1,521,730	1.5
Life/Health Insurance	1,504,178	1.4
Air Freight/Couriers	1,476,757	1.4
Investment Managers	914,140	0.9

	$103,661,887	100.0%

MS Variable European Equity

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$103,661,887	$3,557,720	$100,104,167	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility);

(7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (93.5%)
	Air Freight/Couriers (4.4%)
152,084	C.H. Robinson Worldwide, Inc.	$7,750,201
133,675	Expeditors International of Washington, Inc.	4,657,237
		12,407,438
	Biotechnology (6.9%)
245,098	Illumina, Inc. (a)	9,933,822
127,257	Techne Corp. (a)	9,177,775
		19,111,597
	Casino/Gaming (3.9%)
134,953	Wynn Resorts, Ltd. (a)	11,017,563

	Chemicals: Agricultural (8.0%)
226,475	Monsanto Co.	22,416,496

	Computer Processing Hardware (3.5%)
86,678	Apple Inc. (a)	9,851,821

	Construction Materials (2.6%)
415,710	Cemex SAB de C.V. (ADR) (Mexico) (a)	7,158,526

	Finance Energy (1.5%)
261,449	Brookfield Infrastructure Partners LP (Bermuda)	4,112,593

	Finance/Rental/Leasing (4.4%)
39,084	Mastercard Inc. Class A	6,930,766
417,885	Redecard SA (Brazil)	5,204,622
		12,135,388
	Financial Conglomerates (8.6%)
486,895	Brookfield Asset Management Inc. (Class A) (Canada)	13,360,399
236,423	Leucadia National Corp.	10,743,061
		24,103,460
	Home Building (0.9%)
94,018	Gafisa S.A. (ADR) (Brazil)	2,416,263

	Internet Retail (8.5%)
236,091	Amazon.com, Inc. (a)	17,177,981
171,169	Ctrip.com International Ltd. (ADR) (Cayman Islands)	6,608,835
		23,786,816
	Internet Software/Services (10.8%)
29,026	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	7,205,124
38,079	Google Inc. (Class A) (a)	15,251,401
1,065,600	Tencent Holdings Ltd. (Cayman Islands) (c)	7,676,708
		30,133,233
	Investment Banks/Brokers (5.5%)
940,544	BM&F Bovespa SA (Brazil)	4,141,976
150,206	Greenhill & Co., Inc.	11,077,693
		15,219,669
	Miscellaneous Commercial Services (4.2%)
108,086	Corporate Executive Board Co. (The)	3,377,688
183,755	CoStar Group, Inc. (a)	8,340,639
		11,718,327
	Oil & Gas Production (9.1%)
376,041	Southwestern Energy Co. (a)	11,484,292
248,816	Ultra Petroleum Corp. (Canada) (a)	13,769,477
		25,253,769
	Other Consumer Services (3.4%)
427,767	eBay Inc. (a)	9,573,425

	Specialty Telecommunications (1.1%)
393,401	Cogent Communications Group, Inc. (a)	3,037,056

	Telecommunication Equipment (2.3%)
92,929	Research In Motion Ltd. (Canada) (a)	6,347,051

	Wholesale Distributors (1.7%)
1,906,000	Li & Fung Ltd. (Hong Kong) (b) (c)	4,654,967

	Wireless Telecommunications (2.2%)
133,261	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	6,177,980

	Total Common Stocks
	(Cost $282,833,430)	260,633,438

NUMBER OF
SHARES (000)
	Short-Term Investment (d) (6.0%)
	Investment Company

16,622	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $16,622,495)		16,622,495

	Total Investments (Cost $299,455,925) (e)	99.5%	277,255,933
	Other Assets in Excess of Liabilities	0.5	1,357,165
	Net Assets	100.0%	$278,613,098

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with total market value equal to $12,331,675 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Capital Opportunities

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$277,255,933	$264,924,258	$12,331,675	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Series - S & P 500 Index

Portfolio of Investments September 30, 2008

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.2%)
	Advertising/Marketing Services (0.2%)
7,048	Interpublic Group of Companies, Inc. (The) (a)	$54,622
4,778	Omnicom Group, Inc.	184,240
		238,862
	Aerospace & Defense (1.8%)
10,748	Boeing Co.	616,398
5,943	General Dynamics Corp.	437,524
1,867	Goodrich Corp.	77,667
1,837	L-3 Communications Holdings, Inc.	180,614
4,808	Lockheed Martin Corp.	527,293
5,107	Northrop Grumman Corp.	309,178
2,076	Precision Castparts Corp.	163,547
6,316	Raytheon Co.	337,969
2,404	Rockwell Collins, Inc.	115,608
		2,765,798
	Agricultural Commodities/Milling (0.1%)
9,616	Archer-Daniels-Midland Co.	210,687

	Air Freight/Couriers (1.0%)
2,554	C.H. Robinson Worldwide, Inc.	130,152
3,181	Expeditors International of Washington, Inc.	110,826
4,629	FedEx Corp.	365,876
14,884	United Parcel Service, Inc. (Class B)	936,055
		1,542,909
	Airlines (0.1%)
10,930	Southwest Airlines Co.	158,594

	Aluminum (0.2%)
12,168	Alcoa, Inc.	274,753

	Apparel/Footwear (0.5%)
5,092	Coach, Inc. (a)	127,504
1,300	Jones Apparel Group, Inc.	24,063
1,419	Liz Claiborne, Inc.	23,314
5,528	Nike, Inc. (Class B)	369,823
872	Polo Ralph Lauren Corp.	58,110
1,097	V.F. Corp.	84,809
		687,623
	Apparel/Footwear Retail (0.3%)
1,300	Abercrombie & Fitch Co. (Class A)	51,285
6,995	Gap, Inc. (The)	124,371
3,637	Limited Brands, Inc.	62,993
2,110	Nordstrom, Inc.	60,810
6,346	TJX Companies, Inc. (The)	193,680
		493,139
	Auto Parts: O.E.M. (0.3%)
2,463	Eaton Corp.	138,371
8,855	Johnson Controls, Inc.	268,572
		406,943
	Automotive Aftermarket (0.0%)
3,599	Goodyear Tire & Rubber Co. (The) (a)	55,101

	Beverages: Alcoholic (0.6%)
10,337	Anheuser-Busch Companies, Inc.	670,665
1,026	Brown-Forman Corp. (Class B)	73,677
3,240	Constellation Brands Inc. (Class A) (a)	69,530
1,896	Molson Coors Brewing Co. (Class B)	88,638
		902,510
	Beverages: Non-Alcoholic (2.2%)
29,308	Coca-Cola Co. (The)	1,549,806
4,483	Coca-Cola Enterprises Inc.	75,180
2,504	Pepsi Bottling Group, Inc. (The)	73,042
22,802	PepsiCo, Inc.	1,625,098
		3,323,126
	Biotechnology (1.7%)
15,687	Amgen Inc. (a)	929,768
4,375	Biogen Idec Inc. (a)	220,019
6,511	Celgene Corp. (a)	412,016
3,987	Genzyme Corp. (a)	322,508
13,448	Gilead Sciences, Inc. (a)	612,960
822	Millipore Corp. (a)	56,554
		2,553,825

	Building Products (0.1%)
5,406	Masco Corp.	96,984

	Cable/Satellite TV (0.7%)
42,607	Comcast Corp. (Class A)	836,375
7,868	DIRECTV Group, Inc. (The) (a)	205,906
1,399	Scripps Networks Interactive	50,798
		1,093,079
	Casino/Gaming (0.1%)
4,629	International Game Technology	79,526

	Chemicals: Agricultural (0.6%)
714	CF Inustries Holdings Inc.	65,302
7,987	Monsanto Co.	790,553
		855,855
	Chemicals: Major Diversified (0.8%)
13,886	Dow Chemical Co. (The)	441,297
13,321	Du Pont (E.I.) de Nemours & Co.	536,836
1,135	Eastman Chemical Co.	62,493
1,688	Hercules Inc. (a)	33,406
1,955	Rohm & Haas Co.	136,850
		1,210,882
	Chemicals: Specialty (0.5%)
3,151	Air Products & Chemicals, Inc.	215,812
940	Ashland Inc.	27,486
4,674	Praxair, Inc.	335,313
1,927	Sigma-Aldrich Corp.	101,013
		679,624
	Coal (0.2%)
2,732	CONSOL Energy, Inc.	125,371
1,194	Massey Energy Co.	42,590
4,061	Peabody Energy Corp.	182,745
		350,706
	Commercial Printing/Forms (0.1%)
3,166	Donnelley (R.R.) & Sons Co.	77,662

	Computer Communications (1.4%)
86,154	Cisco Systems, Inc. (a)	1,943,633
7,839	Juniper Networks, Inc. (a)	165,168
1,986	QLogic Corp. (a)	30,505
		2,139,306
	Computer Peripherals (0.3%)
30,863	EMC Corp. (a)	369,121
1,419	Lexmark International, Inc. (Class A) (a)	46,217
5,137	Netapp Inc.	93,648
4,225	Seagate Technology Inc. (Escrow) (a) (b)	0
		508,986
	Computer Processing Hardware (2.4%)
12,971	Apple Inc. (a)	1,474,283
24,726	Dell Inc. (a)	407,484
36,207	Hewlett-Packard Co.	1,674,212
11,677	Sun Microsytems (a)	88,745
		3,644,724
	Construction Materials (0.1%)
1,628	Vulcan Materials Co.	121,286

	Containers/Packaging (0.1%)
1,464	Ball Corp.	57,813
1,494	Bemis Company, Inc.	39,158
1,956	Pactiv Corp. (a)	48,567
2,389	Sealed Air Corp.	52,534
		198,072
	Contract Drilling (0.6%)
2,151	ENSCO International Inc.	123,962
4,211	Nabors Industries, Ltd. (Bermuda) (a)	104,938
4,017	Noble Corp. (Cayman Islands)	176,346
1,688	Rowan Companies, Inc.	51,568
4,689	Transocean Inc. (Cayman Islands)	515,040
		971,854
	Data Processing Services (0.7%)
1,434	Affiliated Computer Services, Inc. (Class A) (a)	72,603
7,735	Automatic Data Processing, Inc.	330,671
1,852	Convergys Corp. (a)	27,373
2,911	Fidelity National Information Services, Inc.	53,737
2,449	Fiserv, Inc. (a)	115,887

4,304	Paychex, Inc.	142,161
2,957	Total System Services, Inc.	48,495
11,050	Western Union Co.	272,604
		1,063,531
	Department Stores (0.3%)
4,584	Kohl’s Corp. (a)	211,231
6,272	MACY*S Inc.	112,771
3,315	Penney (J.C.) Co., Inc.	110,522
		434,524
	Discount Stores (2.0%)
1,225	Big Lots, Inc. (a)	34,092
6,466	Costco Wholesale Corp.	419,837
2,091	Family Dollar Stores, Inc.	49,557
687	Sears Holdings Corp. (a)	64,235
11,121	Target Corp.	545,485
32,711	Wal-Mart Stores, Inc.	1,959,061
		3,072,267
	Drugstore Chains (0.8%)
20,668	CVS/Caremark Corp.	695,685
14,781	Walgreen Co.	457,620
		1,153,305
	Electric Utilities (3.3%)
10,034	AES Corp. (The) (a)	117,297
2,509	Allegheny Energy, Inc. (a)	92,256
3,121	Ameren Corp.	121,813
6,003	American Electric Power Co., Inc.	222,291
4,898	CenterPoint Energy, Inc.	71,364
3,360	CMS Energy Corp.	41,899
4,077	Consolidated Edison, Inc.	175,148
2,658	Constellation Energy Group	64,589
8,631	Dominion Resources, Inc.	369,234
2,434	DTE Energy Co.	97,652
18,888	Duke Energy Corp.	329,218
4,868	Edison International	194,233
2,867	Entergy Corp.	255,192
9,903	Exelon Corp.	620,126
4,555	FirstEnergy Corp.	305,139
6,092	FPL Group, Inc.	306,428
1,135	Integrys Energy Group, Inc.	56,682
3,002	Pepco Holdings, Inc.	68,776
5,331	PG&E Corp.	199,646
1,509	Pinnacle West Capital Corp.	51,925
5,570	PPL Corp.	206,201
3,898	Progress Energy, Inc.	168,121
7,600	Public Service Enterprise Group Inc.	249,204
11,453	Southern Co. (The)	431,664
3,151	TECO Energy, Inc.	49,565
6,436	Xcel Energy, Inc.	128,656
		4,994,319
	Electrical Products (0.4%)
2,599	Cooper Industries Ltd. (Class A) (Bermuda)	103,830
11,668	Emerson Electric Co.	475,938
1,471	Molex Inc.	33,024
		612,792
	Electronic Components (0.3%)
634	Amphenol Corporation (Class A)	25,449
3,120	Jabil Circuit, Inc.	29,765
3,405	MEMC Electronic Materials, Inc. (a)	96,225
3,360	SanDisk Corp. (a)	65,688
7,138	Tyco Electronics Ltd. (Bermuda)	197,437
		414,564
	Electronic Equipment/Instruments (0.3%)
5,376	Agilent Technologies, Inc. (a)	159,452
3,435	JDS Uniphase Corp. (a)	29,060
2,195	Rockwell Automation, Inc.	81,961
13,424	Xerox Corp. (a)	154,779
		425,252
	Electronic Production Equipment (0.3%)
20,232	Applied Materials, Inc.	306,110
2,539	KLA-Tencor Corp.	80,359
1,494	Novellus Systems, Inc. (a)	29,342
2,569	Teradyne, Inc. (a)	20,064
		435,875
	Electronics/Appliance Stores (0.2%)
5,228	Best Buy Co., Inc.	196,050
1,956	RadioShack Corp.	33,800
		229,850

	Electronics/Appliances (0.1%)
4,301	Eastman Kodak Co.	66,149
867	Harman International Industries, Inc.	29,539
1,120	Whirlpool Corp.	88,805
		184,493
	Engineering & Construction (0.2%)
2,658	Fluor Corp.	148,051
1,822	Jacobs Engineering Group, Inc. (a)	98,953
		247,004
	Environmental Services (0.2%)
3,751	Allied Waste Industries, Inc. (a)	41,674
7,332	Waste Management, Inc.	230,885
		272,559
	Finance/Rental/Leasing (0.5%)
3,032	American Capital Strategies, Ltd.	77,346
5,600	Capital One Financial Corp.	285,600
4,225	CIT Group, Inc.	29,406
7,153	Discover Financial Services	98,854
1,090	Mastercard Inc. Class A (a)	193,290
852	Ryder System, Inc.	52,824
6,973	SLM Corp.	86,047
		823,367
	Financial Conglomerates (3.5%)
16,632	American Express Co.	589,272
79,874	Citigroup, Inc. (d)	1,638,216
50,791	JPMorgan Chase & Co.	2,371,940
2,316	Leucadia National Corp. (a)	105,239
3,868	Principal Financial Group, Inc.	168,219
6,093	Prudential Financial, Inc.	438,696
		5,311,582
	Financial Publishing/Services (0.2%)
1,942	Equifax, Inc.	66,902
4,793	McGraw-Hill Companies, Inc. (The)	151,507
3,094	Moody’s Corp.	105,196
		323,605
	Food Distributors (0.2%)
8,974	SYSCO Corp.	276,668

	Food Retail (0.4%)
9,885	Kroger Co. (The)	271,640
6,540	Safeway Inc.	155,129
3,166	SUPERVALU, Inc.	68,702
2,091	Whole Foods Market, Inc.	41,883
		537,354
	Food: Major Diversified (1.2%)
3,358	Campbell Soup Co.	129,619
5,865	ConAgra Foods Inc.	114,133
5,002	General Mills, Inc.	343,737
4,704	Heinz (H.J.) Co.	235,059
3,432	Kellogg Co.	192,535
21,857	Kraft Foods Inc. (Class A)	715,817
10,542	Sara Lee Corp.	133,145
		1,864,045
	Food: Meat/Fish/Dairy (0.1%)
2,270	Dean Foods Co.	53,027
4,410	Tyson Foods, Inc. (Class A)	52,655
		105,682
	Food: Specialty/Candy (0.3%)
2,074	Hershey Foods Co. (The)	82,006
1,912	McCormick & Co., Inc. (Non-Voting)	73,516
3,361	Wrigley (Wm.) Jr. Co.	266,863
		422,385
	Forest Products (0.1%)
3,151	Weyerhaeuser Co.	190,888

	Gas Distributors (0.4%)
7,743	Dynegy, Inc. (Class A) (a)	27,720
672	Nicor Inc.	29,803
4,092	NiSource, Inc.	60,398
2,584	Questar Corp.	105,737
3,733	Sempra Energy	188,405
9,452	Spectra Energy Corp.	224,958
		637,021
	Home Building (0.1%)
1,837	Centex Corp.	29,759
4,718	D.R. Horton, Inc.	61,428
1,343	KB Home	26,430

2,403	Lennar Corp. (Class A)	36,502
3,837	Pulte Homes, Inc.	53,603
		207,722
	Home Furnishings (0.1%)
2,479	Leggett & Platt, Inc.	54,017
4,136	Newell Rubbermaid, Inc.	71,387
		125,404
	Home Improvement Chains (0.9%)
1,614	Fastenal Co.	79,715
24,393	Home Depot, Inc. (The)	631,535
21,860	Lowe’s Companies, Inc.	517,863
1,199	Sherwin-Williams Co.	68,535
		1,297,648
	Hospital/Nursing Management (0.0%)
7,153	Tenet Healthcare Corp. (a)	39,699

	Hotels/Resorts/Cruiselines (0.3%)
6,029	Carnival Corp (Units) (Panama)	213,125
3,896	Marriott International, Inc. (Class A)	101,647
2,793	Starwood Hotels & Resorts Worldwide, Inc.	78,595
2,643	Wyndham Worldwide Corp. (a)	41,522
		434,889
	Household/Personal Care (3.1%)
6,376	Avon Products, Inc.	265,050
2,061	Clorox Co. (The)	129,204
7,585	Colgate-Palmolive Co.	571,530
1,783	Estee Lauder Companies, Inc. (The) (Class A)	88,990
1,210	International Flavors & Fragrances, Inc.	47,747
6,242	Kimberly-Clark Corp.	404,731
44,484	Procter & Gamble Co. (The)	3,100,090
		4,607,342
	Industrial Conglomerates (4.4%)
10,210	3M Co.	697,445
3,570	Danaher Corp.	247,758
145,608	General Electric Co.(c)	3,713,004
11,078	Honeywell International, Inc.	460,291
4,748	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	147,995
2,718	ITT Corp.	151,148
3,718	Textron, Inc.	108,863
7,196	Tyco International Ltd. (Bermuda)	252,004
14,178	United Technologies Corp.	851,531
		6,630,039
	Industrial Machinery (0.3%)
5,690	Illinois Tool Works Inc.	252,921
2,509	Parker Hannifin Corp.	132,977
		385,898
	Industrial Specialties (0.2%)
2,893	Ecolab Inc.	140,368
2,449	PPG Industries, Inc.	142,826
		283,194
	Information Technology Services (1.8%)
2,748	Citrix Systems, Inc. (a)	69,414
4,316	Cognizant Technology Solutions Corp. (Class A) (a)	98,534
2,255	Computer Sciences Corp. (a)	90,628
19,977	International Business Machines Corp.	2,336,510
2,688	Teradata Corp.	52,416
5,316	Unisys Corp. (a)	14,619
		2,662,121
	Insurance Brokers/Services (0.3%)
3,757	AON Corp.	168,915
7,645	Marsh & McLennan Companies, Inc.	242,805
		411,720
	Integrated Oil (7.3%)
30,091	Chevron Corp.	2,481,906
22,127	ConocoPhillips	1,620,803
76,151	Exxon Mobil Corp.	5,913,887
3,990	Hess Corp.	327,499
10,572	Marathon Oil Corp.	421,506
2,836	Murphy Oil Corp.	181,901
		10,947,502
	Internet Retail (0.3%)
4,493	Amazon.com, Inc. (a)	326,911
2,419	Gamestop Corp (Class A) (a)	82,754
		409,665
	Internet Software/Services (1.3%)
2,509	Akamai Technologies, Inc. (a)	43,757
3,548	Google Inc. (Class A) (a)	1,421,045

2,912	VeriSign, Inc. (a)	75,945
20,546	Yahoo! Inc. (a)	355,446
		1,896,193
	Investment Banks/Brokers (1.8%)
3,315	Ameriprise Financial, Inc.	126,633
946	CME Group Inc.	351,448
7,063	E*TRADE Group, Inc. (a)	19,776
5,672	Goldman Sachs Group, Inc. (The)	726,016
1,061	Intercontinental Exchange Inc.	85,601
22,511	Merrill Lynch & Co., Inc.	569,528
15,806	Morgan Stanley (e)	363,538
3,957	NYSE Euronext	155,035
13,100	Schwab (Charles) Corp. (The)	340,600
		2,738,175
	Investment Managers (0.7%)
1,522	Federated Investors, Inc. (Class B)	43,910
2,154	Franklin Resources, Inc.	189,832
5,792	Invesco Ltd.	121,516
2,433	Janus Capital Group, Inc.	59,073
2,106	Legg Mason, Inc.	80,154
3,883	Price (T.) Rowe Group, Inc.	208,556
6,375	State Street Corp.	362,610
		1,065,651
	Life/Health Insurance (0.9%)
7,093	AFLAC, Inc.	416,714
6,466	Genworth Financial Inc. (Class A)	55,672
3,868	Lincoln National Corp.	165,589
9,849	MetLife, Inc. (f)	551,544
1,344	Torchmark Corp.	80,371
5,167	UnumProvident Corp.	129,692
		1,399,582
	Major Banks (4.6%)
66,526	Bank of America Corp.	2,328,410
16,721	Bank of New York Mellon Corp.	544,770
8,168	BB&T Corp.	308,750
2,240	Comerica, Inc.	73,450
5,465	Huntington Bancshares, Inc.	43,665
7,256	KeyCorp	86,637
11,347	National City Corp.	19,857
5,167	PNC Financial Services Group	385,975
10,378	Regions Financial Corp.	99,629
5,256	SunTrust Banks, Inc.	236,467
26,027	U.S. Bancorp	937,493
31,923	Wachovia Corp.	111,731
48,451	Wells Fargo & Co.	1,818,366
		6,995,200
	Major Telecommunications (2.7%)
86,487	AT&T Inc.	2,414,717
2,210	Embarq Corp.	89,616
42,569	Sprint Nextel Corp.	259,671
41,793	Verizon Communications, Inc.	1,341,137
		4,105,141
	Managed Health Care (0.9%)
7,242	Aetna, Inc.	261,509
4,196	CIGNA Corp.	142,580
2,270	Coventry Health Care, Inc. (a)	73,889
2,524	Humana, Inc. (a)	103,989
18,351	UnitedHealth Group Inc.	465,932
7,193	WellPoint Inc. (a)	336,417
		1,384,316
	Media Conglomerates (1.5%)
10,169	CBS Corp. (Class B)	148,264
27,414	Disney (Walt) Co. (The)	841,336
34,350	News Corp. (Class A)	411,857
51,555	Time Warner, Inc.	675,886
9,452	Viacom Inc. (Class B) (a)	234,788
		2,312,131
	Medical Distributors (0.4%)
2,404	AmerisourceBergen Corp.	90,511
5,331	Cardinal Health, Inc.	262,712
4,136	McKesson Corp.	222,558
848	Patterson Companies, Inc. (a)	25,788
		601,569
	Medical Specialties (2.7%)
2,524	Applied Biosystems Inc.	86,447
1,479	Bard (C.R.), Inc.	140,313
8,993	Baxter International, Inc.	590,211

3,644	Becton, Dickinson & Co.	292,467
22,058	Boston Scientific Corp. (a)	270,652
7,466	Covidien Ltd.	401,373
2,375	Hospira, Inc. (a)	90,725
583	Intuitive Surgical, Inc. (a)	140,491
16,292	Medtronic, Inc.	816,229
1,792	Pall Corp.	61,627
1,762	PerkinElmer, Inc.	43,997
5,062	St. Jude Medical, Inc. (a)	220,146
3,392	Stryker Corp.	211,322
6,242	Thermo Fisher Scientific, Inc. (a)	343,310
1,882	Varian Medical Systems, Inc. (a)	107,519
1,494	Waters Corp. (a)	86,921
3,450	Zimmer Holdings, Inc. (a)	222,732
		4,126,482
	Medical/Nursing Services (0.1%)
1,600	DaVita, Inc. (a)	91,216

	Miscellaneous Commercial Services (0.0%)
1,942	Cintas Corp.	55,755

	Miscellaneous Manufacturing (0.1%)
2,822	Dover Corp.	114,432

	Motor Vehicles (0.3%)
33,476	Ford Motor Co. (a)	174,075
8,452	General Motors Corp.	79,871
3,539	Harley-Davidson, Inc.	132,005
		385,951
	Multi-Line Insurance (0.2%)
38,468	American International Group, Inc.	128,098
4,160	Hartford Financial Services Group, Inc. (The)	170,518
		298,616
	Office Equipment/Supplies (0.1%)
1,583	Avery Dennison Corp.	70,412
3,106	Pitney Bowes, Inc.	103,306
		173,718
	Oil & Gas Pipelines (0.2%)
10,482	El Paso Corp.	133,750
8,720	Williams Companies, Inc. (The)	206,228
		339,978
	Oil & Gas Production (2.5%)
6,987	Anadarko Petroleum Corp.	338,939
4,779	Apache Corp.	498,354
1,463	Cabot Oil & Gas Corp.	52,873
7,279	Chesapeake Energy Corp.	261,025
6,361	Devon Energy Corp.	580,123
3,703	EOG Resources, Inc.	331,270
2,569	Noble Energy, Inc.	142,811
11,792	Occidental Petroleum Corp.	830,746
1,560	Pioneer Natural Resources Co. (a)	81,557
2,315	Range Resources Corp.	99,244
5,106	Southwestern Energy Co. (a)	155,937
8,074	XTO Energy, Inc.	375,602
		3,748,481
	Oil Refining/Marketing (0.2%)
1,747	Sunoco, Inc.	62,158
2,061	Tesoro Corp.	33,986
7,899	Valero Energy Corp.	239,340
		335,484
	Oilfield Services/Equipment (2.0%)
4,598	Baker Hughes Inc.	278,363
4,390	BJ Services Co.	83,981
3,241	Cameron International Corp. (a)	124,908
12,944	Halliburton Co.	419,256
6,196	National-Oilwell Varco, Inc. (a)	311,225
17,502	Schlumberger Ltd. (Netherlands Antilles)	1,366,731
2,946	Smith International, Inc.	172,753
10,153	Weatherford International Ltd. (Bermuda) (a)	255,246
		3,012,463
	Other Consumer Services (0.4%)
1,307	Apollo Group, Inc. (Class A) (a)	77,505
4,853	Block (H&R), Inc.	110,406
16,488	eBay Inc. (a)	369,001
3,117	Expedia, Inc. (a)	47,098
		604,010

	Other Consumer Specialties (0.1%)
2,300	Fortune Brands, Inc.	131,928

	Other Metals/Minerals (0.0%)
243	Titanium Metals Corp.	2,756

	Packaged Software (3.6%)
7,943	Adobe Systems, Inc. (a)	313,510
3,345	Autodesk, Inc. (a)	112,225
2,852	BMC Software, Inc. (a)	81,653
5,203	CA Inc.	103,852
3,912	Compuware Corp. (a)	37,907
4,793	Intuit Inc. (a)	151,507
114,811	Microsoft Corp.	3,064,305
5,286	Novell, Inc. (a)	27,170
57,256	Oracle Corp. (a)	1,162,869
1,366	Salesforce.com Inc. (a)	66,114
12,543	Symantec Corp. (a)	245,592
		5,366,704
	Personnel Services (0.1%)
1,852	Monster Worldwide Inc. (a)	27,613
2,375	Robert Half International, Inc.	58,781
		86,394
	Pharmaceuticals: Generic Drugs (0.1%)
1,613	Barr Pharmaceuticals Inc. (a)	105,329
4,540	Mylan Laboratories, Inc.	51,847
1,553	Watson Pharmaceuticals, Inc. (a)	44,261
		201,437
	Pharmaceuticals: Major (6.2%)
22,394	Abbott Laboratories	1,289,447
28,360	Bristol-Myers Squibb Co.	591,306
41,042	Johnson & Johnson	2,843,390
14,720	Lilly (Eli) & Co.	648,122
31,356	Merck & Co., Inc.	989,595
98,230	Pfizer, Inc.	1,811,361
24,204	Schering-Plough Corp.	447,048
19,199	Wyeth	709,211
		9,329,480
	Pharmaceuticals: Other (0.3%)
4,599	Allergan, Inc.	236,849
4,555	Forest Laboratories, Inc. (a)	128,815
3,689	King Pharmaceuticals, Inc. (a)	35,341
		401,005
	Precious Metals (0.4%)
5,602	Freeport-McMoRan Copper & Gold, Inc.	318,474
6,779	Newmont Mining Corp.	262,754
		581,228
	Property - Casualty Insurers (1.0%)
8,228	Allstate Corp. (The) (g)	379,475
5,450	Chubb Corp. (The)	299,205
2,434	Cincinnati Financial Corp.	69,223
4,936	Loews Corp.	194,923
10,124	Progressive Corp. (The)	176,158
8,381	St. Paul Travelers Companies, Inc. (The)	378,821
4,553	XL Capital Ltd. (Class A) (Cayman Islands)	81,681
		1,579,486
	Publishing: Books/Magazines (0.0%)
686	Meredith Corp.	19,235

	Publishing: Newspapers (0.1%)
3,420	Gannett Co., Inc.	57,832
2,151	New York Times Co. (The) (Class A)	30,738
89	Washington Post Co. (The) (Class B)	49,552
		138,122
	Pulp & Paper (0.2%)
6,391	International Paper Co.	167,316
2,599	MeadWestvaco Corp.	60,583
		227,899
	Railroads (1.1%)
4,186	Burlington Northern Santa Fe Corp.	386,912
6,048	CSX Corp.	330,039
5,615	Norfolk Southern Corp.	371,769
7,276	Union Pacific Corp.	517,760
		1,606,480
	Real Estate Development (0.0%)
3,016	CB Richard Ellis Group, Inc. (Class A) (a)	40,324

	Real Estate Investment Trusts (1.3%)
1,430	Apartment Investment & Management Co. (Class A)	50,079
1,150	AvalonBay Communities, Inc.	113,183
1,792	Boston Properties, Inc.	167,839
4,047	Equity Residential	179,727
3,987	General Growth Properties, Inc.	60,204
3,509	HCP INC	140,816
7,795	Host Hotels & Resorts Inc.	103,596
2,959	Kimco Realty Corp.	109,305
2,554	Plum Creek Timber Co., Inc.	127,342
3,912	ProLogis	161,448
1,840	Public Storage, Inc.	182,178
3,360	Simon Property Group, Inc.	325,920
1,871	Vornado Realty Trust	170,167
		1,891,804
	Recreational Products (0.2%)
4,749	Electronic Arts Inc. (a)	175,666
2,076	Hasbro, Inc.	72,079
5,406	Mattel, Inc.	97,524
		345,269
	Regional Banks (0.4%)
8,585	Fifth Third Bancorp	102,162
2,877	First Horizon National Corp.	26,933
1,133	M&T Bank Corp.	101,120
3,868	Marshall & Ilsley Corp.	77,940
3,044	Northern Trust Corp.	219,777
1,613	Zions Bancorporation	62,423
		590,355
	Restaurants (1.0%)
2,091	Darden Restaurants, Inc.	59,865
16,348	McDonald’s Corp.	1,008,672
10,870	Starbucks Corp. (a)	161,637
7,078	Yum! Brands, Inc.	230,814
		1,460,988
	Retail Strip Centers (0.0%)
1,792	Developers Diversified Realty Corp.	56,788

	Savings Banks (0.1%)
7,750	Hudson City Bancorp, Inc.	142,988
7,988	Sovereign Bancorp, Inc.	31,553
		174,541
	Semiconductors (1.9%)
9,064	Advanced Micro Devices, Inc. (a)	47,586
4,480	Altera Corp.	92,646
4,331	Analog Devices, Inc.	114,122
6,812	Broadcom Corp. (Class A) (a)	126,908
83,086	Intel Corp.	1,556,201
3,315	Linear Technology Corp.	101,638
9,512	LSI Logic Corp. (a)	50,984
2,763	Microchip Technology Inc.	81,315
11,363	Micron Technology, Inc. (a)	46,020
3,628	National Semiconductor Corp.	62,438
8,287	NVIDIA Corp. (a)	88,754
19,754	Texas Instruments Inc.	424,711
4,166	Xilinx, Inc.	97,693
		2,891,016
	Services to the Health Industry (0.6%)
3,748	Express Scripts, Inc. (a)	276,677
2,703	IMS Health Inc.	51,114
1,658	Laboratory Corp. of America Holdings (a)	115,231
7,571	Medco Health Solutions Inc. (a)	340,695
2,048	Quest Diagnostics Inc.	105,820
		889,537
	Specialty Insurance (0.1%)
1,441	Assurant, Inc.	79,255
3,553	MBIA Inc.	42,281
1,866	MGIC Investment Corp.	13,118
		134,654
	Specialty Stores (0.4%)
2,672	AutoNation, Inc.(a)	30,033
527	AutoZone, Inc. (a)	65,000
3,868	Bed Bath & Beyond Inc. (a)	121,494
4,077	Office Depot, Inc. (a)	23,728
10,482	Staples, Inc.	235,845
1,882	Tiffany & Co.	66,849
		542,949

	Specialty Telecommunications (0.3%)
5,928	American Tower Corp. (Class A) (a)		213,230
1,568	CenturyTel, Inc.		57,467
4,838	Frontier Communications Corp.		55,637
18,051	Qwest Communications International, Inc. (a)		58,305
6,675	Windstream Corp.		73,025
			457,664
	Steel (0.3%)
1,193	AK Steel Holding Corp. (a)		30,923
1,509	Allegheny Technologies, Inc.		44,591
4,688	Nucor Corp.		185,176
1,762	United States Steel Corp.		136,749
			397,439
	Telecommunication Equipment (1.2%)
1,344	Ciena Corp. (a)		13,548
23,516	Corning Inc.		367,790
1,645	Harris Corp.		75,999
33,670	Motorola, Inc.		240,404
23,790	QUALCOMM, Inc.		1,022,256
5,928	Tellabs, Inc. (a)		24,068
			1,744,065
	Tobacco (1.7%)
30,428	Altria Group, Inc.		603,692
2,598	Lorillard Inc.		184,848
30,596	Philip Morris International		1,471,668
2,670	Reynolds American, Inc.		129,815
2,210	UST, Inc.		147,053
			2,537,076
	Tools/Hardware (0.1%)
911	Black & Decker Corp.		55,343
867	Snap-On, Inc.		45,656
1,165	Stanley Works (The)		48,627
			149,626
	Trucks/Construction/Farm Machinery (0.8%)
8,864	Caterpillar Inc.		528,294
3,032	Cummins Inc.		132,559
6,436	Deere & Co.		318,582
1,942	Manitowoc Co., Inc.		30,198
5,450	PACCAR, Inc.		208,136
1,494	Terex Corp. (a)		45,597
			1,263,366
	Wholesale Distributors (0.1%)
2,449	Genuine Parts Co.		98,474
780	Grainger (W.W.), Inc.		67,837
			166,311
	TOTAL COMMON STOCKS
	(Cost $115,782,148)		149,308,661

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (h) (0.7%)
	Investment Company
1,048	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $1,047,734)		1,047,734

	TOTAL INVESTMENTS
	(Cost $116,829,882) (i) (j)	99.9%	150,356,395
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	175,154
	NET ASSETS	100.0%	$ 150,531,549

(a)	Non-income producing security.
(b)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $93,600.
(d)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Portfolio was $241,553 and $350,445, respectively, including net realized loss of $269,665.

(e)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $61,293 and $144,069, respectively, including net realized loss of $15,693.

(f)

For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $0 and $155,289, respectively, including net realized gain of $58,813.

(g)	For the nine months ended September 30, 2008 the cost of purchases and the proceeds from sales of Allstate Corp. common stock, an affiliate of the Portfolio, was $5,736 and $72,900, respectively,

including net realized gain of $15,114.
(h)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(i)	Securities have been designated as collateral in amount equal to $1,424,020 in connection with open futures contracts
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION

26	Long	S&P Index E-MINI
		December 2008	$1,517,620	$(118,407)

MS Variable S&P 500 Index

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$150,356,395	$150,356,395	—	—
Other Financial Instruments*	(118,407)	(118,407)	—	—
Total	$150,237,988	$150,237,988	$0	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.7%)
	Australia (b) (2.1%)
	Data Processing Services
40,435	Computershare Ltd.	$304,068

	Bermuda (4.0%)
	Apparel/Footwear Retail
24,700	Esprit Holdings Ltd. (b)	151,755

	Multi-Line Insurance
5,902	Axis Capital Holdings Ltd.	187,152

	Wholesale Distributors
98,200	Li & Fung Ltd. (Hong Kong) (b)	239,831

	Total Bermuda	578,738

	Canada (2.0%)
	Food: Specialty/Candy
46,500	SunOpta Inc. (a)	286,440

	China (b) (0.8%)
	Coal
48,500	China Shenhua Energy Company Ltd. (H Shares)	116,876

	Finland (b) (1.3%)
	Electronic Components
4,881	Vacon Oyj	185,607

	France (b) (2.9%)
	Miscellaneous Commercial Services
2,960	Sodexo	175,398

	Pharmaceuticals: Other
5,532	Ipsen S.A.	249,152

	Total France	424,550

	Germany (b) (7.5%)
	Apparel/Footwear
5,134	Adidas AG	275,727

	Internet Software/Services
19,100	United Internet AG (Registered Shares)	206,465

	Medical Specialties
3,566	Fresenius AG	260,558
3,757	Fresenius Medical Care	194,134
		454,692
	Miscellaneous Commercial Services
20,894	Wirecard AG (a)	151,550

	Total Germany	1,088,434

	Greece (b) (1.5%)
	Regional Banks
12,152	EFG Eurobank Ergasias	223,895

	Ireland (1.2%)
	Pharmaceuticals: Other
4,400	Icon PLC (Sponsored ADR)	168,300

	Israel (4.2%)
	Food: Specialty/Candy
14,137	Strauss Group Ltd. (a) (b)	145,800

	Pharmaceuticals: Other
10,000	Teva Pharmaceutical Industries Ltd. (ADR)	457,900

	Total Israel	603,700

	Italy (b) (2.5%)
	Apparel/Footwear
14,721	Geox S.p.A.	142,518

	Major Banks
61,190	UniCredit S.p.A.	226,027

	Total Italy	368,545

	Japan (b) (3.2%)
	Home Building
9,100	Daito Trust Construction Co., Ltd.	340,254

	Pharmaceuticals: Other
41	EPS Co., Ltd.	130,111

	Total Japan	470,365

	Mexico (3.5%)
	Beverages: Non-Alcoholic
6,900	Fomento Economico Mexicano, S.A.B. de C.V. (ADR)
	(Units) (c)	263,166

	Other Transportation
4,800	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	238,368

	Total Mexico	501,534

	South Africa (b) (2.0%)
	Pharmaceuticals: Generic Drugs
56,631	Aspen Pharmacare Holdings Ltd. (a)	294,112

	Spain (b) (4.1%)
	Major Banks
13,361	Banco Santander S.A.	202,253

	Major Telecommunications
16,390	Telefonica S.A.	391,808

	Total Spain	594,061

	Sweden (b) (1.0%)
	Packaged Software
10,915	ORC Software AB	139,553

	Switzerland (b) (2.3%)
	Biotechnology
2,699	Lonza Group AG (Registered Shares)	335,670

	United Kingdom (b) (11.6%)
	Beverages: Alcoholic
17,193	SABMiller PLC	335,838

	Investment Managers
33,400	BlueBay Asset Management PLC	144,440
24,972	Man Group PLC	153,222
		297,662
	Major Banks
12,917	Standard Chartered PLC	313,756

	Miscellaneous Commercial Services
5,400	Homeserve PLC	141,260
25,704	Intertek Group PLC	386,561
		527,821
	Pharmaceuticals: Other
12,887	Shire Ltd.	202,862

	Total United Kingdom	1,677,939

	United States (39.0%)
	Beverages: Non-Alcoholic
4,900	PepsiCo, Inc.	349,223

	Biotechnology
6,500	Gilead Sciences, Inc. (a)	296,270

	Computer Processing Hardware
3,463	Apple Inc. (a)	393,605

	Data Processing Services
11,700	NeuStar, Inc. (Class A) (a)	232,713

	Electronic Components
7,700	Amphenol Corporation (Class A)	309,078

	Environmental Services
18,400	EnergySolutions Inc.	184,000

	Financial Conglomerates
5,650	Prudential Financial, Inc.	406,800

	Food: Meat/Fish/Dairy
25,700	Smart Balance Inc. (a)	168,592

	Life/Health Insurance
8,900	Aflac, Inc.	522,875

	Media Conglomerates
18,016	News Corp. (Class A)	216,012

	Medical Specialties
3,900	Bard (C.R.), Inc.	369,993
9,400	QIAGEN N.V. (Netherlands)	185,462
8,100	Thermo Fisher Scientific, Inc. (a)	445,500
6,400	West Pharmaceutical Services, Inc.	312,448
		1,313,403
	Miscellaneous Commercial Services
6,000	FTI Consulting Inc. (a)	433,440

	Specialty Stores
11,640	Staples, Inc.	261,900

	Wireless Telecommunications
16,700	MetroPCS Communications Inc. (a)	233,633
8,800	NII Holdings Inc. (a)	333,696
		567,329

	Total United States	5,655,240

	Total Common Stocks
	(Cost $14,694,791)	14,017,627

NUMBER OF
SHARES (000)
	Short-Term Investment (d) (3.3%)
	Investment Company
475	Morgan Stanley Institutional Liquidity Money Market Portfolio –
	Institutional Class (Cost $474,852)		474,852

	Total Investments
	(Cost $15,169,643) (e)	100.0%	14,492,479
	Liabilities in Excess of Other Assets	0.0	(194)
	Net Assets	100.0%	$14,492,285

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with total market value equal to $6,761,061 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional

Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Summary of Investments September 30, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Medical Specialties	$1,768,097	12.2%
Miscellaneous Commercial Services	1,288,209	8.9
Pharmaceuticals: Other	1,208,324	8.3
Major Banks	742,036	5.1
Biotechnology	631,940	4.4
Beverages: Non-Alcoholic	612,389	4.2
Wireless Telecommunications	567,329	3.9
Data Processing Services	536,781	3.7
Life/Health Insurance	522,875	3.6
Electronic Components	494,684	3.4
Short-Term Investments	474,852	3.3
Food: Specialty/Candy	432,240	3.0
Apparel/Footwear	418,245	2.9
Financial Conglomerates	406,800	2.8
Computer Processing Hardware	393,605	2.7
Major Telecommunications	391,808	2.7
Home Building	340,254	2.4
Beverages: Alcoholic	335,838	2.3
Investment Managers	297,662	2.1
Pharmaceuticals: Generic Drugs	294,112	2.0
Specialty Stores	261,900	1.8
Wholesale Distributors	239,831	1.7
Other Transportation	238,368	1.6
Regional Banks	223,895	1.5
Media Conglomerates	216,012	1.5
Internet Software/Services	206,465	1.4
Multi-Line Insurance	187,152	1.3
Environmental Services	184,000	1.3
Food: Meat/Fish/Dairy	168,592	1.2
Apparel/Footwear Retail	151,755	1.0
Packaged Software	139,553	1.0
Coal	116,876	0.8

	$14,492,479	100.0%

MS Variable Global Advantage

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$14,492,479	$7,731,418	$6,761,061	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility);

(7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.3%)
	Air Freight/Couriers (4.6%)
19,468	C.H. Robinson Worldwide, Inc.	$992,089
17,078	Expeditors International of Washington, Inc.	594,998
		1,587,087
	Biotechnology (7.1%)
31,298	Illumina, Inc. (a)	1,268,508
16,258	Techne Corp. (a)	1,172,527
		2,441,035
	Casino/Gaming (4.1%)
17,241	Wynn Resorts, Ltd.	1,407,555

	Chemicals: Agricultural (8.3%)
28,934	Monsanto Co.	2,863,887

	Computer Processing Hardware (3.6%)
10,842	Apple Inc. (a)	1,232,302

	Construction Materials (2.6%)
53,111	Cemex SAB de C.V. (ADR) (Mexico) (a)	914,571

	Finance Energy (1.5%)
33,402	Brookfield Infrastructure Partners LP (Bermuda)	525,413

	Finance/Rental/Leasing (4.5%)
4,993	Mastercard Inc. Class A	885,409
53,394	Redecard SA (Brazil)	665,005
		1,550,414
	Financial Conglomerates (8.9%)
62,205	Brookfield Asset Management Inc. (Class A) (Canada)	1,706,905
29,838	Leucadia National Corp.	1,355,839
		3,062,744
	Home Building (0.9%)
12,012	Gafisa S.A. (ADR) (Brazil)	308,708

	Internet Retail (8.8%)
30,204	Amazon.com, Inc. (a)	2,197,643
21,873	Ctrip.com International Ltd. (ADR) (Cayman Islands)	844,517
		3,042,160
	Internet Software/Services (11.2%)
3,708	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	920,437
4,872	Google Inc. (Class A) (a)	1,951,333
136,200	Tencent Holdings Ltd. (Cayman Islands) (c)	981,201
		3,852,971
	Investment Banks/Brokers (5.6%)
120,162	BM&F Bovespa SA (Brazil)	529,172
19,190	Greenhill & Co., Inc.	1,415,263
		1,944,435
	Miscellaneous Commercial Services (4.3%)
13,747	Corporate Executive Board Co. (The)	429,594
23,476	CoStar Group, Inc. (a)	1,065,576
		1,495,170
	Oil & Gas Production (9.4%)
48,043	Southwestern Energy Co. (a)	1,467,233
31,788	Ultra Petroleum Corp. (Canada) (a)	1,759,148
		3,226,381
	Other Consumer Services (3.5%)
53,195	eBay Inc. (a)	1,190,504

	Specialty Telecommunications (1.1%)
50,260	Cogent Communications Group, Inc. (a)	388,007

	Telecommunication Equipment (2.3%)
11,788	Research In Motion Ltd. (Canada) (a)	805,120

	Wholesale Distributors (1.7%)
244,000	Li & Fung Ltd. (Hong Kong) (b) (c)	595,914

	Wireless Telecommunications (2.3%)
17,025	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	789,279

	Total Common Stocks (Cost $34,477,139)	33,223,657

NUMBER OF
SHARES (000)
	Short-Term Investment (d) (3.2%)
	Investment Company
1,103	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $1,103,110)		1,103,110

	Total Investments (Cost $35,580,249) (e)	99.5%	34,326,767
	Other Assets in Excess of Liabilities	0.5	161,190
	Net Assets	100.0%	$34,487,957

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with total market value equal to $1,577,115 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Aggressive Equity

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$34,326,767	$32,749,652	$1,577,115	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (61.6%)
	Advertising/Marketing Services (0.6%)
37,120	Omnicom Group, Inc.	$1,431,347

	Aerospace & Defense (2.6%)
48,375	Northrop Grumman Corp.	2,928,623
55,315	Raytheon Co.	2,959,906
		5,888,529
	Airlines (1.6%)
128,095	Continental Airlines, Inc. (Class B) (a)	2,136,625
106,200	Southwest Airlines Co.	1,540,962
		3,677,587
	Aluminum (0.2%)
21,490	Alcoa, Inc.	485,244

	Biotechnology (1.9%)
31,140	Celgene Corp. (a)	1,970,539
43,640	Gilead Sciences, Inc. (a)	1,989,111
14,740	Vertex Pharmaceuticals Inc. (a)	489,958
		4,449,608
	Chemicals: Major Diversified (0.2%)
15,775	Dow Chemical Co. (The)	501,330

	Computer Communications (0.9%)
92,990	Cisco Systems, Inc. (a)	2,097,854

	Computer Peripherals (0.8%)
151,345	EMC Corp. (a)	1,810,086

	Computer Processing Hardware (2.0%)
31,340	Apple Inc. (a)	3,562,104
58,925	Dell Inc. (a)	971,084
		4,533,188
	Department Stores (0.9%)
20,695	Kohl’s Corp. (a)	953,626
60,475	MACY*S Inc.	1,087,341
		2,040,967
	Discount Stores (0.9%)
31,560	Costco Wholesale Corp.	2,049,191

	Electric Utilities (0.3%)
17,455	American Electric Power Co., Inc.	646,359

	Electrical Products (0.6%)
31,955	Emerson Electric Co.	1,303,444

	Electronic Production Equipment (0.5%)
33,950	Applied Materials, Inc.	513,664
16,970	KLA-Tencor Corp.	537,101
		1,050,765
	Electronics/Appliances (1.2%)
55,955	Eastman Kodak Co.	860,588
64,295	Sony Corp. (ADR) (Japan)	1,984,787
		2,845,375
	Finance/Rental/Leasing (0.5%)
19,430	VISA Inc. (Class A)	1,192,808

	Financial Conglomerates (1.2%)
35,125	American Express Co.	1,244,479
30,010	JPMorgan Chase & Co.	1,401,467
		2,645,946
	Food: Major Diversified (3.5%)
61,020	Kellogg Co.	3,423,222
141,190	Kraft Foods Inc. (Class A)	4,623,973
		8,047,195
	Forest Products (0.4%)
14,980	Weyerhaeuser Co.	907,488

	Home Building (0.4%)
34,360	Gafisa S.A. (ADR) (Brazil)	883,052

	Home Improvement Chains (0.7%)
65,305	Lowe’s Companies, Inc.	1,547,075

	Household/Personal Care (1.4%)
42,165	Colgate-Palmolive Co.	3,177,133

	Information Technology Services (1.8%)
34,975	International Business Machines Corp.	4,090,675

	Integrated Oil (1.9%)
25,600	Exxon Mobil Corp.	1,988,096
29,960	Hess Corp.	2,459,117
		4,447,213
	Internet Retail (0.4%)
24,120	Gamestop Corp (Class A) (a)	825,145

	Internet Software/Services (0.6%)
3,530	Google Inc. (Class A) (a)	1,413,836

	Investment Banks/Brokers (2.1%)
33,995	Lazard Ltd. (Class A) (Bermuda)	1,453,626
131,300	Schwab (Charles) Corp. (The)	3,413,800
		4,867,426
	Investment Managers (0.7%)
61,935	Janus Capital Group, Inc.	1,503,782

	Major Banks (1.1%)
26,745	Bank of America Corp.	936,075
42,535	Wells Fargo & Co.	1,596,339
		2,532,414
	Major Telecommunications (0.4%)
32,625	AT&T Inc.	910,890

	Media Conglomerates (0.3%)
46,375	Time Warner, Inc.	607,976

	Medical Specialties (6.0%)
27,665	Bard (C.R.), Inc.	2,624,579
40,865	Covidien Ltd.	2,196,902
81,225	St. Jude Medical, Inc. (a)	3,532,475
64,520	Thermo Fisher Scientific, Inc. (a)	3,548,600
27,550	Zimmer Holdings, Inc. (a)	1,778,628
		13,681,184
	Miscellaneous Commercial Services (0.3%)
106,685	E-House China Holdings Ltd.	765,998

	Motor Vehicles (0.7%)
56,710	Honda Motor Co., Ltd. (ADR) (Japan)	1,707,538

	Oilfield Services/Equipment (1.1%)
38,590	Halliburton Co.	1,249,930
23,180	Smith International, Inc.	1,359,275
		2,609,205
	Other Consumer Services (0.3%)
35,980	eBay Inc. (a)	805,232

	Packaged Software (5.2%)
131,555	Microsoft Corp. (a)	3,511,203
227,275	Oracle Corp. (a)	4,615,954
123,685	Sybase, Inc. (a)	3,787,235
		11,914,392
	Pharmaceuticals: Major (1.4%)
46,600	Johnson & Johnson	3,228,448

	Precious Metals (1.1%)
67,255	Barrick Gold Corp. (Canada)	2,470,949

	Property - Casualty Insurers (1.3%)
30,370	Allstate Corp. (The) (c)	1,400,664
13,250	Chubb Corp.	710,406
49,700	XL Capital Ltd. (Class A)	842,609
		2,953,679
	Pulp & Paper (0.1%)
40,490	AbitibiBowater Inc.	156,696

	Recreational Products (0.7%)
90,500	Mattel, Inc.	1,632,620

	Restaurants (1.4%)
51,510	McDonald’s Corp.			3,178,167

	Semiconductors (1.9%)
136,895	Intel Corp.			2,564,043
204,496	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)			1,916,125
				4,480,168
	Specialty Stores (0.1%)
13,945	Staples, Inc.			313,763

	Specialty Telecommunications (1.1%)
132,520	Qwest Communications International, Inc. (a)			428,040
192,329	Windstream Corp.			2,104,079
				2,532,119
	Steel (0.7%)
36,820	AK Steel Holding Corp. (a)			954,374
7,642	United States Steel Corp.			593,096
				1,547,470
	Telecommunication Equipment (0.6%)
78,065	Nokia Corp. (ADR) (Finland)			1,455,912

	Tobacco (3.5%)
83,350	Altria Group, Inc.			1,653,664
42,250	Philip Morris International Inc. (a)			2,032,225
65,180	UST, Inc.			4,337,076
				8,022,965
	Trucks/Construction/Farm Machinery (0.7%)
40,210	PACCAR, Inc.			1,535,620

	Wireless Telecommunications (0.8%)
130,515	Metropcs Communications Inc. (a)			1,825,905

	Total Common Stocks
	(Cost $110,941,364)			141,228,958

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (7.7%)
	Accident & Health Insurance (0.0%)
$65	Travelers Co., Inc.	5.80%	05/15/18	59,681

	Aerospace & Defense (0.1%)
186	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	188,439

	Agricultural Commodities/Milling (0.0%)
90	Archer Daniels	5.45	03/15/18	83,371

	Airlines (0.1%)
242	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	198,269

	Beverages: Alcoholic (0.1%)
145	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	136,167

	Biotechnology (0.1%)
120	Amgen, Inc.	5.85	06/01/17	115,382
110	Biogen Idec Inc.	6.875	03/01/18	108,645
				224,027
	Broadcasting (0.0%)
100	Grupo Televisa SA - 144A (b)	6.00	05/15/18	94,877

	Cable/Satellite TV (0.1%)
195	Comcast Corp.	5.70	05/15/18	170,507
30	Comcast Corp.	6.50	01/15/15	28,862
				199,369
	Chemicals: Agricultural (0.0%)
25	Monsanto Co.	5.125	04/15/18	23,821

	Chemicals: Major Diversified (0.1%)
55	Du Pont (E.I.) De Nemours & Co., Inc.	6.00	07/15/18	53,785
105	ICI Wilmington Inc.	4.375	12/01/08	104,815
				158,600
	Computer Processing Hardware (0.0%)
70	Dell Inc. - 144A (b)	5.65	04/15/18	64,395
45	Hewlett-Packard Co.	5.50	03/01/18	42,303
				106,698

	Department Stores (0.3%)
375	General Electrics Cap Corp.	5.625		05/01/18	317,537
275	May Department Stores Co.	5.95		11/01/08	274,577
					592,114
	Discount Stores (0.1%)
145	Wal Mart Stores Inc.	4.25		04/15/13	142,463

	Diversified Manufacturing (0.1%)
200	Tyco Electronics Group SA	5.95		01/15/14	196,952

	Drugstore Chains (0.1%)
25	CVS Caremark Corp.	5.75		06/01/17	23,401
158	CVS Lease Pass Through - 144A (b)	6.036		12/10/28	142,549
50	Walgreen Co.	4.875		08/01/13	50,038
					215,988
	Electric Utilities (0.7%)
15	Appalachian Power Co. (Series O)	5.65		08/15/12	14,693
155	Arizona Public Service Co.	5.80		06/30/14	143,548
185	Carolina Power & Light Co.	5.125		09/15/13	184,946
55	CenterPoint Energy Resources, Corp.	6.25		02/01/37	43,640
25	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	25,685
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	65,626
125	Consumers Energy Co. (Series H)	4.80		02/17/09	124,983
100	Detroit Edison Co. (The)	6.125		10/01/10	102,608
180	E.ON International Finance BV (Netherlands)	5.80		04/30/18	172,346
130	Entergy Gulf States, Inc.	3.21	(e)	12/01/09	128,850
65	Ohio Edison Co.	6.40		07/15/16	61,933
170	Ohio Power Company (Series K)	6.00		06/01/16	162,451
60	Peco Energy Co.	5.35		03/01/18	54,604
55	PPL Energy Supply LLC	6.30		07/15/13	53,557
45	Public Service Co. of Colorado	6.50		08/01/38	42,878
125	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	123,576
85	Texas Eastern Transmission	7.00		07/15/32	82,829
65	Union Electric Co.	6.70		02/01/19	62,881
					1,651,634
	Electrical Products (0.1%)
125	Cooper Industries, Inc.	5.25		11/15/12	126,583

	Electronic Components (0.1%)
140	Philips Electronics	5.75		03/11/18	134,673

	Electronic Equipment/Instruments (0.0%)
80	Xerox Corp.	6.35		05/15/18	73,255

	Electronic Production Equipment (0.0%)
105	KLA-Tencor Corp.	6.90		05/01/18	97,795

	Electronics/Appliances (0.0%)
80	LG Electronics Inc. - 144A (South Korea) (b)	5.00		06/17/10	79,084

	Finance (0.0%)
100	Pearson Dollar Finance Two PLC - 144A (b)	6.25		05/06/18	96,163

	Finance/Rental/Leasing (0.2%)
65	Capmark Financial Group	6.30		05/10/17	25,573
155	Capmark Financial Group	5.875		05/10/12	77,320
210	Nationwide Building Society - 144A (United Kingdom) (b)	4.25		02/01/10	206,540
75	SLM Corp.	8.45		06/15/18	51,073
					360,506
	Financial Conglomerates (0.4%)
135	American Express Credit Corp.	7.30		08/20/13	130,342
85	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	74,859
110	Citigroup Inc.	5.875		05/29/37	76,480
185	Citigroup Inc.	6.125		11/21/17	157,044
70	Citigroup Inc.	6.125		05/15/18	58,060
165	JPMorgan Chase & Co.	4.75		05/01/13	153,710
135	JPMorgan Chase & Co.	6.00		01/15/18	123,315
40	Prudential Financial, Inc.	6.625		12/01/37	33,681
					807,491
	Food Retail (0.0%)
25	Delhaize America, Inc.	9.00		04/15/31	26,309
50	Kroger Co. (The)	5.00		04/15/13	47,782
10	Kroger Co. (The)	6.40		08/15/17	9,604
					83,695
	Food: Major Diversified (0.1%)
50	ConAgra Foods, Inc.	7.00		10/01/28	48,409
75	ConAgra Foods, Inc.	8.25		09/15/30	82,339
60	General Mills Inc.	5.25		08/15/13	59,601
135	Kraft Foods Inc.	6.125		08/23/18	126,284
					316,633

	Foods & Beverages (0.0%)
50	Dr Pepper Snapple Group - 144A (b)	6.82		05/01/18	48,346

	Gas Distributors (0.1%)
40	Equitable Resources Inc.	6.50		04/01/18	38,230
75	NiSource Finance Corp.	6.80		01/15/19	68,247
130	NiSource Finance Corp.	3.381	(e)	11/23/09	126,716
95	Questar Market Resources	6.80		04/01/18	95,954
					329,147
	Home Improvement Chains (0.1%)
100	Home Depot Inc.	5.40		03/01/16	85,156
250	Home Depot Inc.	2.944	(e)	12/16/09	235,274
					320,430
	Hotels/Resorts/Cruiselines (0.0%)
85	Starwood Hotels & Resorts	6.75		05/15/18	76,119

	Industrial Conglomerates (0.3%)
470	General Electric Co.	5.25		12/06/17	411,985
90	Honeywell International Inc.	5.30		03/01/18	84,866
125	Textron Financial Corp. (Series MTN)	5.125		02/03/11	125,248
					622,099
	Industrial Machinery (0.0%)
75	Parker-Hannifin Corp.	5.50		05/15/18	74,954

	Industrial Specialties (0.0%)
85	Cox Communications Inc.	6.25		06/01/18	79,130

	Insurance Brokers/Services (0.1%)
210	Catlin Insurance Co., Ltd. - 144A (Bahamas) (b)	7.249		(f)	93,857
275	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	220,028
					313,885
	Integrated Oil (0.2%)
165	Concophilips	5.20		05/15/18	154,246
50	Marathon Oil Corp.	5.90		03/15/18	44,479
90	Marathon Oil Corp.	6.00		10/01/17	80,983
75	Petro-Canada (Canada)	6.05		05/15/18	65,583
					345,291
	Investment Banks/Brokers (0.4%)
130	Bear Stearns Companies Inc. (The)	7.25		02/01/18	125,316
95	Bear Stearns Companies Inc. (The)	6.40		10/02/17	88,868
250	Goldman Sachs Group Inc. (The)	6.15		04/01/18	208,232
205	Goldman Sachs Group Inc. (The)	6.75		(g)	137,186
90	Lehman Brothers Holdings, Inc.	5.75		01/03/17	450
35	Lehman Brothers Holdings, Inc.	6.50		07/19/17	175
240	Lehman Brothers Holdings, Inc.	6.875		07/17/37	1,200
285	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	252,575
125	NYSE Euronext	4.80		06/28/13	119,126
					933,128
	Life/Health Insurance (0.0%)
75	MetLife Inc. (d)	6.817		08/15/18	71,090

	Major Banks (0.7%)
210	Bank of America Corp.	5.65		05/01/18	177,193
115	Bank of America Corp.	5.75		12/01/17	97,684
75	Bank of New York Co., Inc.(Series MTN)	4.50		04/01/13	70,288
230	Credit Suisse New York (Switzeland)	6.00		02/15/18	200,719
35	Credit Suisse USA Inc. (Switzeland)	5.125		08/15/15	31,226
130	HBOS Treasury Services PLC - 144A (United Kingdom) (b)	6.75		05/21/18	109,184
115	HSBC Finance Corp.	6.75		05/15/11	115,663
125	Popular North America, Inc. (Series F)	5.65		04/15/09	123,514
360	Unicredit Luxembourg Finance S.A. - 144A (Luxembourg) (b)	2.846	(e)	10/24/08	359,721
260	Wachovia Capital Trust III	5.80		(g)	109,249
90	Wachovia Corp.	5.50		05/01/13	74,531
210	Wells Fargo Co.	5.625		12/11/17	193,336
					1,662,308
	Major Telecommunications (0.6%)
50	AT&T Corp.	8.00		11/15/31	50,772
30	AT&T Inc.	5.60		05/15/18	26,900
145	AT&T Inc.	6.30		01/15/38	120,446
70	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	67,855
155	France Telecom SA (France)	8.50		03/01/31	168,597
75	Rogers Communications	6.80		08/15/18	71,077
125	SBC Communications, Inc.	6.15		09/15/34	104,550
130	Sprint Capital Corp.	8.75		03/15/32	101,613
45	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	37,994

45	Telecom Italia Capital SA (Luxembourg)	6.999	(e)	06/04/18	40,463
110	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	109,668
115	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	111,698
150	Telefonica Europe BV (Netherlands)	8.25		09/15/30	151,157
130	Verizon Communications	5.50		02/15/18	115,118
					1,277,908
	Managed Health Care (0.0%)
80	Unitedhealth Group Inc.	6.00		02/15/18	72,494

	Media Conglomerates (0.2%)
80	Time Warner Cable Inc.	6.75		07/01/18	74,844
130	Time Warner, Inc.	5.875		11/15/16	114,431
140	Viacom, Inc.	6.875		04/30/36	112,536
130	Vivendi - 144A (France) (b)	6.625		04/04/18	125,350
					427,161
	Medical Specialties (0.1%)
65	Baxter International	4.625		03/15/15	62,397
80	Baxter International	5.375		06/01/18	76,620
100	Covidien International Finance	6.00		10/15/17	98,969
					237,986
	Motor Vehicles (0.1%)
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	80,582
85	Harley-Davidson Funding - 144A (b)	6.80		06/15/18	79,727
					160,309
	Multi-Line Insurance (0.1%)
355	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	287,831
225	Two-Rock Pass Through - 144A (Bahamas) (b)	3.743	(e)	(f)	4,781
					292,612
	Oil & Gas Pipelines (0.1%)
55	Colorado Interstate Gas Co.	6.80		11/15/15	52,379
100	GAZ Capital SA - 144A (Luxembourg) (b)	6.51		03/07/22	72,250
130	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	112,368
75	Trans-Canada Pipelines	6.50		08/15/18	72,871
					309,868
	Oil & Gas Production (0.1%)
50	Devon Financing Corp.	7.875		09/30/31	50,909
120	XTO Energy Inc.	5.50		06/15/18	106,265
					157,174
	Oil Refining/Marketing (0.0%)
85	Valero Energy Corp.	3.50		04/01/09	84,378

	Oilfield Services/Equipment (0.0%)
70	Weatherford International Inc.	6.00		03/15/18	62,956

	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	185,292
105	Rio Tinto Finance (USA) Ltd. (Australia)	6.50		07/15/18	99,464
					284,756
	Packaged Software (0.1%)
140	Oracle Corp.	5.75		04/15/18	130,223

	Pharmaceuticals: Major (0.2%)
90	Astrazeneca PLC	5.90		09/15/17	88,769
145	Bristol-Myers Squibb	5.45		05/01/18	137,175
150	Glaxosmithkline Cap Inc.	5.65		05/15/18	142,672
60	Wyeth	5.45		04/01/17	58,080
15	Wyeth	5.50		02/15/16	14,662
					441,358
	Property - Casualty Insurers (0.4%)
80	ACE INA Holdings Inc.	5.60		05/15/15	75,803
220	Berkshire Hathaway Finance - 144A (b)	5.40		05/15/18	213,510
25	Chubb Corp.	5.75		05/15/18	23,209
300	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692		11/14/08	299,841
85	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	80,819
260	Xlliac Global Funding - 144A (b)	4.80		08/10/10	250,014
					943,196
	Railroads (0.1%)
115	Burlington Santa Fe Corp.	6.125		03/15/09	114,995
25	Canadian National Railway Co.	5.55		05/15/18	24,724
100	Korea Railroad Corp. - 144A (b)	5.375		05/15/13	93,858
					233,577
	Real Estate Investment Trusts (0.0%)
35	Prologis Trust	6.625		05/15/18	30,111

	Restaurants (0.1%)
135	Tricon Global Restaurants, Inc.	8.875		04/15/11	145,541

	Savings Banks (0.2%)
110	Household Finance Corp.	4.125		12/15/08	108,832
15	Household Finance Corp.	5.875		02/01/09	14,847
75	Household Finance Corp.	6.375		10/15/11	74,263
320	Sovereign Bancorp, Inc.	3.44	(e)	03/23/10	227,201
					425,143
	Services to the Health Industry (0.0%)
80	Medco Health Solutions	7.125		03/15/18	81,203

	Specialty Steels (0.0%)
100	GTL Trade Finance Inc. - 144A (b)	7.25		10/20/17	96,035

	Steel (0.0%)
100	Arcelormittal - 144A (Luxembourg) (b)	6.125		06/01/18	88,766

	Tobacco (0.1%)
140	Philip Morris International Inc.	5.65		05/16/18	129,640

	Trucks/Construction/Farm Machinery (0.0%)
35	Caterpillar Financial Services	4.90		08/15/13	33,176
75	John Deere Capital Corp.	5.75		09/10/18	69,881
					103,057
	Wireless Telecommunications (0.0%)
45	Vodafone Group PLC	5.625		02/27/17	40,065

	Total Corporate Bonds
	(Cost $20,141,048)				17,579,792

	U.S. Government Agencies - Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corp.
59		7.50		01/01/30-04/01/31	64,101
	Federal Home Loan Mortgage Corp. (PC) Gold
3		6.50		05/01/29-12/01/31	2,755
167		8.00		11/01/30	181,627
	Federal National Mortgage Association
2		6.50		11/01/29	2,447
968		7.00		10/01/27-11/01/34	1,016,787
706		7.50		10/01/29-09/01/35	762,387
521		8.00		11/01/29-05/01/31	564,514
	Federal National Mortgage Association (ARM)
436		5.497		05/01/36	443,000
918		5.03		01/01/36	928,749
973		5.039		01/01/36	983,838
433		5.054		03/01/36	438,128
539		5.073		12/01/35	554,520
544		5.086		10/01/35	559,783
469		5.089		11/01/35	482,687
404		5.122		03/01/36	409,045
426		5.509		05/01/36	433,062
938		5.514		04/01/36	954,689
267		5.546		07/01/36	272,078
442		5.548		07/01/36	450,160
530		5.565		04/01/36	540,607
	Government National Mortgage Association
1,400		5.50		(h)	1,401,532

	Total U.S. Government Agencies - Mortgage-Backed Securities
	(Cost $11,491,384)				11,446,496

	U.S. Government Agencies & Obligations (4.7%)
	Federal Home Loan Mortgage Corp.
250		6.75		03/15/31	307,232
2,000		4.875		06/13/18	2,030,928
300		5.125		11/17/17	309,715
	Federal National Mortgage Association
500		5.00		05/11/17	512,358
660		5.375		06/12/17	693,193
	U.S. Treasury Bond
2,250		6.125		08/15/29	2,774,004
200		6.375		08/15/27	249,375
100		4.50		02/15/36	102,672
	U.S. Treasury Note
350		3.50		08/15/09	354,813
1,800		5.375		02/15/31	2,045,954
750		6.00		08/15/09	776,426
	U.S. Treasury Strip
930		0.00		05/15/21	527,350

	Total U.S. Government Agencies & Obligations
	(Cost $10,691,754)				10,684,020

	Asset-Backed Securities (1.4%)
	Capital Auto Receivables Asset Trust
388	2006-2 A3A	4.98		05/15/11	383,651
92	2006-SN1A A3 - 144A (b)	5.31		10/20/09	91,938
475	2007-SN1 A3B	2.548	(e)	07/15/10	470,086
135	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	131,541
109	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	108,972
231	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	231,417
250	Citibank Credit Card Issuance Trust 2007-A1 A1	3.194	(e)	03/22/12	243,794
64	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	63,734
259	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	259,605
	Harley Davidson Motorcycle Trust
330	2005-1 A2	3.76		12/17/12	309,818
220	2005-2 A2	4.07		02/15/12	218,985
143	2005-3 A2	4.41		06/15/12	142,257
300	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	295,268
36	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	35,861
0	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	363
100	Lehman XS Trust 2006-16N M2 (i)	3.607	(e)	11/25/46	2,872
57	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	56,498
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	126,450

	Total Asset-Backed Securities
	(Cost $3,297,630)				3,173,110

	Collateralized Mortgage Obligations (1.3%)
	U.S. Government Agencies (0.6%)
233	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	3.347	(e)	09/25/45	226,857
	Federal National Mortgage Association
999	2005-68 XI (IO)	6.00		08/25/35	260,066
353	2006-28 1A1	3.317	(e)	03/25/36	343,764
4,113	2006-28 1P (IO)	1.519	(e)	03/25/36	61,689
492	2006-118 A2	3.267	(e)	12/25/36	474,107

	Total U.S. Government Agencies				1,366,483

	Private Issues (0.7%)
	American Home Mortgage Investment Trust
125	2005-4 1M2 (i)	3.927	(e)	11/25/45	2,660
200	2006-1 1M1 (i)	2.852	(e)	03/25/46	5,228
504	2007-5 A2	3.447	(e)	06/25/47	161,394
206	2007-5 A3 (i)	3.507	(e)	06/25/47	30,398
	Countrywide Alternative Loan Trust
2,481	2006-0A17 (IO)	1.276	(e)	12/20/46	75,996
138	2006-0A18 (i)	3.477	(e)	12/25/46	31,449
2,484	2006-0A21 X (IO)	1.53		03/20/47	80,734
2,446	2007-0A3 X (IO)	2.00		04/25/47	64,340
435	Greenpoint Mortgage Funding Trust 2006-0H1 A2 (i)	3.437	(e)	01/25/37	143,606
342	Harborview Mortgage Loan Trust 2006-8 2A1B (i)	3.438	(e)	08/21/36	119,560
200	Master Adjustable Rate Mortgages Trust 2007-3 1M1 (i)	4.057	(e)	05/25/47	2,214
537	Residential Accredit Loans, Inc. 2007-QH1 A2 (i)	3.37	(e)	02/25/37	150,978
	Structured Asset Mortgage Investments Inc.
523	2007-AR1 2A2	3.417	(e)	01/25/37	180,171
150	2006-AR7 (i)	2.842	(e)	08/25/36	4,263
	Washington Mutual Mortgage Pass-Through Cetificates
5,971	2005-AR6 X (IO)	1.166		04/25/45	59,714
75	2006-AR5 (i)	3.557	(e)	06/25/46	9,000
432	2007-0A1 A1B (i)	3.407	(e)	02/25/47	118,012
13,773	2007-OA2 1XPP (IO)	0.255	(e)	03/25/47	154,948
545	2007-OA6 CA1B (i)	3.437	(e)	07/25/47	153,392

	Total Private Issues				1,548,057

	Total Collateralized Mortgage Obligations
	(Cost $5,782,981)				2,914,540

	Foreign Government Obligation (0.1%)
230	Brazilian Government International Bond
	(Cost $234,830)	6.00		01/17/17	222,525

	Short-Term Investments (19.1%)
	U.S. Government Obligations (j) (k) (0.1%)
20	U.S. Treasury Bills	0.50		01/15/09	19,971
200	U.S. Treasury Bills	1.545-1.60		10/09/08	199,931

	Total U.S. Government Obligations
	(Cost $219,899)				219,902

NUMBER OF
SHARES (000)
	Investment Company (l) (19.0%)
43,482	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (m)
	(Cost $43,481,955)		43,481,955

	Total Short-Term Investments
	(Cost $43,701,854)		43,701,857

	Total Investments
	(Cost $206,282,845) (n) (o)	100.9%	230,951,298
	Liabilities in Excess of Other Assets	(0.9)	(1,938,516)
	Net Assets	100.0%	$229,012,782

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)

For the nine month ended September 30, 2008 the cost of purchases and the proceeds from sales of Allstate Corp. (The). common stock, an affiliate of the Portfolio, was $0 and $769,721, respectively, including net realized loss of $460,761.

(d)

For the nine month ended September 30, 2008 the cost of purchases and the proceeds from sales of MetLife, Inc. corporate bond, an affiliate of the Portfolio, was $75,283 and $0, respectively, including net realized gain of $0.

(e)	Floating rate security, rate shown is the rate in effect at September 30, 2008.
(f)	Foreign issued with perpetual maturity.
(g)	Security issued with perpetual maturity.
(h)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(i)

Securities with total market value equal to $773,632 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(j)	A portion of this security has been physically segregated in connection with open future contracts in the amount of $200,726.
(k)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(l)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(m)	May include cash designated as collateral in connection with open swap contracts.
(n)

Securities have been designated as collateral in amount equal to $18,868,831 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(o)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

24	Long	U.S.Treasury Notes 2 Year,
		December 2008	5,122,500	$14,159
33	Long	U.S.Treasury Notes 5 Year,
		December 2008	3,703,735	5,895
9	Long	U.S.Treasury Bonds 20 Year,
		December 2008	1,054,547	(15,385)
6	Long	Swap Futures 5 Year
		December 2008	651,000	(8,075)
2	Short	90 Day Euro $ Future
		March 2010	(482,000)	(5,756)
2	Short	90 Day Euro $ Future
		December 2009	(482,800)	(6,212)
2	Short	90 Day Euro $ Future
		September 2009	(484,375)	(729)
5	Short	90 Day Euro $ Future
		June 2010	(1,201,938)	(6,801)
40	Short	U.S.Treasury Notes 10 Year,
		December 2008	(4,585,000)	35,649
86	Short	Swap Futures 10 Year
		December 2008	(9,618,563)	6,319

	Net Unrealized Appreciation			$19,065

Interest Rate Swap Contracts Open at September 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
		AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America, N.A.		$3,875	Fixed Rate 4.147	Floating Rate 2.814 #	June 9, 2013	$21,506

Bank of America, N.A.		1,113	Fixed Rate 5.370	Floating Rate 3.080 #	February 12, 2018	18,409

Bank of America, N.A.		5,082	Fixed Rate 5.557	Floating Rate 0.000 #	July 24, 2023	68,658

Bank of America, N.A.		1,975	Fixed Rate 4.982	Floating Rate 0.000 #	April 15, 2018	3,516

Bank of America, N.A.		1,050	Fixed Rate 5.070	Floating Rate 0.000 #	April 14, 2018	5,229

Bank of America, N.A.		1,437	Floating Rate 3.080 #	Fixed Rate 5.815	February 12, 2023	(30,622)

Bank of America, N.A.		1,345	Floating Rate 0.000 #	Fixed Rate 5.470	April 14, 2023	(15,118)

Bank of America, N.A.		3,967	Floating Rate 0.000 #	Fixed Rate 5.380	July 24, 2018	(61,131)

Bank of America, N.A.		4,100	Floating Rate 2.791 #	Fixed Rate 4.670	August 4, 2018	(66,502)

Bank of America, N.A.		2,385	Floating Rate 0.000 #	Fixed Rate 5.380	April 15, 2023	(20,702)

Bank of America, N.A.		3,465	Floating Rate 2.816 #	Fixed Rate 3.902	September 10, 2013	22,765

Citigroup Inc.		3,250	Fixed Rate 5.337	Floating Rate 2.810 #	May 24, 2017	221,065

Citigroup Inc.		1,900	Fixed Rate 5.448	Floating Rate 2.802 #	August 9, 2017	144,248

Citigroup Inc.		2,900	Fixed Rate 5.238	Floating Rate 3.768 #	September 27, 2017	174,580

Citigroup Inc.		650	Fixed Rate 4.647	Floating Rate 2.810 #	February 27, 2018	10,608

Deutsche Bank AG		1,950	Fixed Rate 5.388	Floating Rate 2.810 #	May 25, 2017	139,913

Deutsche Bank AG		4,539	Fixed Rate 4.855	Floating Rate 4.052 #	September 11, 2018	139,913

Deutsche Bank AG	EUR	3,000	Fixed Rate 5.240	Floating Rate 0.000 ##	July 10, 2023	41,178

Deutsche Bank AG		3,300	Fixed Rate 5.238	Floating Rate 0.000 ##	July 9, 2023	45,156

Deutsche Bank AG		3,420	Fixed Rate 4.713	Floating Rate 0.000 ##	September 11, 2018	3,948

Deutsche Bank AG		2,795	Fixed Rate 4.957	Floating Rate 0.000 ##	July 24, 2018	37,026

Deutsche Bank AG		705	Fixed Rate 5.268	Floating Rate 5.130 ##	July 3, 2023	10,470

Deutsche Bank AG		2,635	Floating Rate 0.000 ##	Fixed Rate 4.861	July 9, 2018	(22,405)

Deutsche Bank AG		565	Floating Rate 5.130 ##	Fixed Rate 4.934	July 1, 2018	(6,856)

Deutsche Bank AG		3,503	Floating Rate 0.000 ##	Fixed Rate 5.187	July 24, 2023	(40,783)

Deutsche Bank AG		2,390	Floating Rate 0.000 ##	Fixed Rate 4.860	July 10, 2018	(20,221)

Deutsche Bank AG		3,420	Floating Rate 0.000 ##	Fixed Rate 4.682	September 11, 2018	—

Deutsche Bank AG		$4,539	Floating Rate 0.000 #	Fixed Rate 4.828	September 11, 2018	21,424

Goldman Sachs Group Inc.		3,775	Fixed Rate 5.630	Floating Rate 0.000 #	February 28, 2018	97,999

Goldman Sachs Group Inc.		4,840	Floating Rate 0.000 #	Fixed Rate 6.035	February 28, 2023	(133,390)

JPMorgan Chase Co.		3,550	Fixed Rate 5.340	Floating Rate 2.810 #	May 24, 2017	242,110

JPMorgan Chase Co.		2,450	Fixed Rate 5.448	Floating Rate 2.810 #	May 19, 2017	186,886

JPMorgan Chase Co.		2,150	Fixed Rate 5.008	Floating Rate 2.818 #	September 11, 2017	108,898

JPMorgan Chase Co.		3,465	Fixed Rate 4.070	Floating Rate 2.720 #	May 16, 2013	6,584

JPMorgan Chase Co.		4,100	Floating Rate 2.872 #	Fixed Rate 4.408	May 1, 2018	14,678

	Net Unrealized Appreciation					$1,369,034

EUR    Euro

#   Floating Rate represents USD-3 Months LIBOR

## Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
Dow Jones Index	Sell	$290	1.55%	June 20, 2013	$(4,929)

Goldman Sachs International
Dow Jones Index	Sell	125	0.60	December 20, 2012	(1,796)

Goldman Sachs International
Dow Jones Index	Sell	230	0.80	December 20, 2017	(5,792)

Goldman Sachs International
Dow Jones Index	Sell	455	0.60	December 20, 2012	(3,829)

Credit Suisse
Arrow Electronics, Inc.	Buy	70	1.00	March 20, 2015	(1,306)

Goldman Sachs International
Avalonbay Communities Inc.	Buy	55	3.05	March 20, 2013	(1,831)

Bank of America N.A.
Carnival Corp.	Buy	65	1.57	March 20, 2018	(1,168)

Merrill Lynch, Inc.
Carnival Corp.	Buy	60	1.60	March 20, 2018	(1,013)

Goldman Sachs International
Coca-Cola Enterprises Inc.	Buy	220	0.59	March 20, 2013	(1,052)

Citigroup Global Markets
Eaton Corp.	Buy	30	0.82	March 20, 2018	774

Goldman Sachs International
Eaton Corp.	Buy	60	0.97	March 20, 2018	888

Goldman Sachs International
Goodrich Corp.	Buy	90	0.47	March 20, 2018	771

Bank of America N.A.
Goodrich Corp.	Buy	75	0.70	March 20, 2013	(705)

J.P. Morgan Chase
JP Morgan Chase Bank NA	Buy	930	0.00	May 15, 2021	—

UBS Securities
Martin Marietta Materials, Inc.	Buy	55	1.78	March 20, 2013	256

UBS Securities
Martin Marietta Materials, Inc.	Buy	35	1.73	March 20, 2018	675

J.P. Morgan Securities
Nordstrom, Inc.	Buy	75	1.07	March 20, 2018	2,648

Goldman Sachs International
Sealed Air Corp.	Buy	30	1.24	March 20, 2018	1,191

Bank of America N.A.
Textron Financial Corp.	Buy	70	0.80	March 20, 2018	12,591

	Net Unrealized Depreciation				$(3,628)

MS Variable Strategist

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$230,951,298	$186,112,445	$44,065,221	$773,632
Other Financial Instruments*	1,384,471	19,065	1,365,406	—
Total	$232,335,769	$186,131,510	$45,430,627	$773,632

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	—
Net purchases (sales)	—
Transfers in and/or out	865,658
Change in unrealized appreciation/depreciation	(92,026)
Realized gains (losses)	—
Ending Balance	$773,632

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008	$(92,026)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a)   The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)   There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)   A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008